UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Class K6 : FNBXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.7
8-30	13.3
31-60	5.7
61-90	3.7
91-180	1.6
>180	4.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 51.8
U.S. Government Agency - Debt - 31.4
U.S. Treasury Obligations - 19.1
Net Other Assets (Liabilities) - (2.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913264.100    3067-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Daily Money Class : FZBXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 72	0.70%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.7
8-30	13.3
31-60	5.7
61-90	3.7
91-180	1.6
>180	4.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 51.8
U.S. Government Agency - Debt - 31.4
U.S. Treasury Obligations - 19.1
Net Other Assets (Liabilities) - (2.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913261.100    2740-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Treasury Only Money Market Fund Fidelity® Treasury Only Money Market Fund : FDLXX

This annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Only Money Market Fund	$ 43	0.42%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$12,494,413,675
Number of Holdings	37
Total Advisory Fee	$31,716,273
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	19.2
8-30	32.6
31-60	30.8
61-90	16.2
91-180	5.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 104.1
Net Other Assets (Liabilities) - (4.1)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913251.100    415-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Government Money Market Fund Fidelity Flex® Government Money Market Fund : FLGXX

This annual shareholder report contains information about Fidelity Flex® Government Money Market Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$151,946,538
Number of Holdings	146
Total Advisory Fee	$0
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	74.8
8-30	8.9
31-60	6.5
61-90	3.3
91-180	0.3
>180	5.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 44.8
U.S. Government Agency - Debt - 42.6
U.S. Treasury Obligations - 11.8
Net Other Assets (Liabilities) - 0.8

How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913285.100    2897-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Treasury Digital Fund Fidelity® Treasury Digital Fund Liquidity : FYHXX

This annual shareholder report contains information about Fidelity® Treasury Digital Fund for the period December 23, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquidity A	$ 6	0.18%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$100,860,683
Number of Holdings	5
Total Advisory Fee	$42,847
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	39.4
8-30	20.1
61-90	40.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 100.0
Net Other Assets (Liabilities) - 0.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917094.100    8398-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Advisor M Class : FZGXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor M Class	$ 72	0.70%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.7
8-30	13.3
31-60	5.7
61-90	3.7
91-180	1.6
>180	4.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 51.8
U.S. Government Agency - Debt - 31.4
U.S. Treasury Obligations - 19.1
Net Other Assets (Liabilities) - (2.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913263.100    3018-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Money Market Fund Fidelity® Money Market Fund : SPRXX

This annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Money Market Fund	$ 43	0.42%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$130,129,889,260
Number of Holdings	301
Total Advisory Fee	$295,702,813
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	76.1
8-30	12.2
31-60	9.3
61-90	3.9
91-180	1.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 57.5
U.S. Treasury Obligations - 15.5
Commercial Paper - 15.5
Certificates of Deposit - 8.0
Non-Negotiable Time Deposit - 6.1
Net Other Assets (Liabilities) - (2.6)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913253.100    454-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Money Market Fund Fidelity® Money Market Fund Premium Class : FZDXX

This annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 31	0.30%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$130,129,889,260
Number of Holdings	301
Total Advisory Fee	$295,702,813
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	76.1
8-30	12.2
31-60	9.3
61-90	3.9
91-180	1.1

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 57.5
U.S. Treasury Obligations - 15.5
Commercial Paper - 15.5
Certificates of Deposit - 8.0
Non-Negotiable Time Deposit - 6.1
Net Other Assets (Liabilities) - (2.6)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913252.100    2738-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Premium Class : FZCXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 33	0.32%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.7
8-30	13.3
31-60	5.7
61-90	3.7
91-180	1.6
>180	4.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 51.8
U.S. Government Agency - Debt - 31.4
U.S. Treasury Obligations - 19.1
Net Other Assets (Liabilities) - (2.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913262.100    2741-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Class S : FZSXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$ 43	0.42%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.7
8-30	13.3
31-60	5.7
61-90	3.7
91-180	1.6
>180	4.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 51.8
U.S. Government Agency - Debt - 31.4
U.S. Treasury Obligations - 19.1
Net Other Assets (Liabilities) - (2.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913266.100    6461-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Treasury Only Money Market Fund Fidelity® Treasury Only Money Market Fund Class OUS : FYIXX

This annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period January 28, 2025 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 800-544-0275 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class OUS A	$ 9	0.37%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$12,494,413,675
Number of Holdings	37
Total Advisory Fee	$31,716,273
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	19.2
8-30	32.6
31-60	30.8
61-90	16.2
91-180	5.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 104.1
Net Other Assets (Liabilities) - (4.1)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918350.100    9003-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Capital Reserves Class : FZAXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 97	0.95%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.7
8-30	13.3
31-60	5.7
61-90	3.7
91-180	1.6
>180	4.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 51.8
U.S. Government Agency - Debt - 31.4
U.S. Treasury Obligations - 19.1
Net Other Assets (Liabilities) - (2.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913260.100    2739-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund : SPAXX

This annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Money Market Fund	$ 43	0.42%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$397,528,395,245
Number of Holdings	650
Total Advisory Fee	$903,595,781
What did the Fund invest in?
(as of April 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.7
8-30	13.3
31-60	5.7
61-90	3.7
91-180	1.6
>180	4.3

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 51.8
U.S. Government Agency - Debt - 31.4
U.S. Treasury Obligations - 19.1
Net Other Assets (Liabilities) - (2.3)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913265.100    458-TSRA-0625

ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series Treasury Bill Index Fund Fidelity® Series Treasury Bill Index Fund : FHQFX

This annual shareholder report contains information about Fidelity® Series Treasury Bill Index Fund for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Treasury Bill Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending April 30, 2025, fueled by the Federal Reserve's mid-September 2024 pivot to cutting interest rates and late-period movement toward fixed-income investments amid equity market turbulence.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through April 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Treasury Bill Index Fund	5.09%	2.65%	2.57%
Bloomberg U.S. 3-6 Month Treasury Bill Index	5.02%	2.64%	2.57%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.65%
A   From August 17, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,602,354,022
Number of Holdings	18
Total Advisory Fee	$0
Portfolio Turnover	0%
What did the Fund invest in?
(as of April 30, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	99.7

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	99.7
99.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913291.100    3224-TSRA-0625

Item 2.

Code of Ethics

As of the end of the period, April 30, 2025, Fidelity Hereford Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Treasury Bill Index Fund (the “Fund”):

Services Billed by Deloitte Entities

April 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Treasury Bill Index Fund	$37,600	$-	$7,700	$800

April 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Treasury Bill Index Fund	$36,500	$-	$7,900	$900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Government Money Market Fund, Fidelity Government Money Market Fund, Fidelity Money Market Fund,

Fidelity Treasury Digital Fund and Fidelity Treasury Only Money Market Fund (the “Funds”):

Services Billed by PwC

April 30, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Government Money Market Fund	$41,000	$3,100	$2,200	$1,300
Fidelity Government Money Market Fund	$56,700	$3,300	$2,200	$1,400
Fidelity Money Market Fund	$43,600	$3,000	$2,200	$1,300
Fidelity Treasury Digital Fund	$32,600	$600	$2,200	$300
Fidelity Treasury Only Money Market Fund	$42,700	$2,900	$2,200	$1,200

April 30, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Government Money Market Fund	$40,300	$3,100	$2,100	$1,300
Fidelity Government Money Market Fund	$55,000	$3,300	$2,100	$1,400
Fidelity Money Market Fund	$42,500	$3,000	$2,100	$1,300
Fidelity Treasury Digital Fund	$-	$-	$-	$-
Fidelity Treasury Only Money Market Fund	$37,500	$2,900	$2,100	$1,200

A Amounts may reflect rounding.
B Fidelity Treasury Digital Fund commenced operations on December 23, 2024.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2025A	April 30, 2024A
Audit-Related Fees	$250,000	$75,000
Tax Fees	$-	$-
All Other Fees	$3,964,900	$935,000

A Amounts may reflect rounding.

Services Billed by PwC

	April 30, 2025A,B	April 30, 2024A,B
Audit-Related Fees	$9,765,100	$9,367,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Treasury Digital Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	April 30, 2025A,B	April 30, 2024A,B
Deloitte Entities	$4,539,700	$5,043,300
PwC	$14,827,000	$14,939,400

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Treasury Digital Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Government Money Market Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Government Money Market Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Repurchase Agreements - 51.8%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.38%, dated 5/1/2025 due 5/2/2025 (b)	7,389,898,995	7,389,000,000
ING Financial Markets LLC 4.38%, dated 5/1/2025 due 5/2/2025 (b)	1,577,191,868	1,577,000,000
Investments in repurchase agreements in a joint trading account at 4.37%, dated 4/30/2025 due 5/1/2025 (Collateralized by U.S. Government Obligations)#	50,658,149	50,652,000
Investments in repurchase agreements in a joint trading account at 4.38%, dated 4/30/2025 due 5/1/2025 (Collateralized by U.S. Government Obligations)#	35,242,577,006	35,238,294,000
RBC Financial Group 4.32%, dated 5/1/2025 due 7/8/2025 (b)	1,745,124,960	1,731,000,000
Repurchase Agreements*	160,257,775,234	159,927,280,000
TOTAL REPURCHASE AGREEMENTS (Cost $205,913,226,000)		205,913,226,000

U.S. Government Agency - Debt - 31.4%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae U.S. SOFR Index + 0.1%, 4.46% 6/18/2026 (d)(e)	4.46	549,000,000	549,000,000
Fannie Mae U.S. SOFR Index + 0.135%, 4.495% 8/21/2026 (d)(e)	4.50	83,000,000	82,994,284
Fannie Mae U.S. SOFR Index + 0.14%, 4.5% 10/23/2026 (d)(e)	4.50	579,000,000	579,017,482
Fannie Mae U.S. SOFR Index + 0.14%, 4.5% 9/11/2026 (d)(e)	4.50	923,000,000	923,000,000
Federal Farm Credit Banks Funding Corp 0% 5/15/2025	4.27	83,000,000	82,862,819
Federal Farm Credit Banks Funding Corp 0% 5/5/2027 (d)(e)	4.49	188,000,000	188,000,000
Federal Farm Credit Banks Funding Corp 3.75% 9/22/2025	4.37	26,000,000	25,938,054
Federal Farm Credit Banks Funding Corp 4.75% 3/9/2026	4.20	31,000,000	31,140,466
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0%, 4.36% 9/11/2025 (d)(e)	4.36	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0%, 4.36% 9/8/2025 (d)(e)	4.36	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 4.365% 5/27/2025 (d)(e)	4.37	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 4.37% 6/11/2025 (d)(e)	4.37	20,000,000	19,999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 4.37% 6/26/2025 (d)(e)	4.37	93,000,000	93,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.38% 1/13/2026 (d)(e)	4.38	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.38% 3/26/2026 (d)(e)	4.38	66,000,000	66,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.38% 5/2/2025 (d)(e)	4.38	37,000,000	37,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 4.385% 9/10/2025 (d)(e)	4.39	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.4% 2/11/2026 (d)(e)	4.40	95,501,000	95,469,302
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.4% 4/28/2026 (d)(e)	4.40	33,000,000	33,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.4% 6/10/2025 (d)(e)	4.40	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.4% 6/4/2026 (d)(e)	4.40	56,000,000	56,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.4% 6/6/2025 (d)(e)	4.40	39,000,000	39,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.4% 7/29/2025 (d)(e)	4.40	112,000,000	112,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.405% 10/2/2026 (d)(e)	4.40	148,000,000	148,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.405% 6/11/2025 (d)(e)	4.40	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.405% 7/23/2025 (d)(e)	4.40	76,500,000	76,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.41% 1/15/2026 (d)(e)	4.41	46,000,000	46,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.41% 6/20/2025 (d)(e)	4.41	109,000,000	109,000,478
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.41% 7/18/2025 (d)(e)	4.41	100,000,000	99,994,710
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.41% 8/6/2025 (d)(e)	4.41	234,000,000	234,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.415% 11/18/2025 (d)(e)	4.42	142,000,000	142,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.415% 11/25/2025 (d)(e)	4.42	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.415% 12/2/2025 (d)(e)	4.42	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.415% 12/30/2025 (d)(e)	4.42	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.415% 2/13/2026 (d)(e)	4.42	85,000,000	85,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.415% 8/19/2025 (d)(e)	4.42	102,000,000	102,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.415% 9/17/2026 (d)(e)	4.42	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.42% 9/30/2025 (d)(e)	4.42	31,000,000	30,998,731
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.425% 3/23/2026 (d)(e)	4.42 to 4.43	76,000,000	76,006,344
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.425% 8/28/2025 (d)(e)	4.43	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.425% 9/5/2025 (d)(e)	4.43	222,000,000	222,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.43% 11/17/2025 (d)(e)	4.43	63,000,000	63,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.43% 12/17/2025 (d)(e)	4.43	148,000,000	148,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.43% 12/23/2025 (d)(e)	4.43	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.43% 12/9/2025 (d)(e)	4.43	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.43% 5/22/2026 (d)(e)	4.43	25,000,000	25,007,657
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.43% 5/28/2026 (d)(e)	4.43	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.435% 10/9/2025 (d)(e)	4.43	124,000,000	124,028,172
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.435% 11/26/2025 (d)(e)	4.43 to 4.44	103,000,000	102,998,857
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.435% 4/1/2027 (d)(e)	4.44	75,000,000	74,992,808
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.435% 4/2/2027 (d)(e)	4.43	77,000,000	77,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 1/28/2026 (d)(e)	4.44	126,000,000	126,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 1/8/2026 (d)(e)	4.44	107,000,000	106,990,069
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 10/21/2025 (d)(e)	4.44	95,000,000	94,995,656
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 12/12/2025 (d)(e)	4.44	73,000,000	73,001,947
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 2/10/2026 (d)(e)	4.44	97,500,000	97,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 2/17/2026 (d)(e)	4.44	110,000,000	110,006,618
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 3/11/2027 (d)(e)	4.44	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 3/4/2026 (d)(e)	4.44	148,500,000	148,499,835
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.445% 11/13/2025 (d)(e)	4.44	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.445% 12/29/2025 (d)(e)	4.44	105,080,000	105,095,465
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.445% 3/20/2026 (d)(e)	4.44	48,000,000	48,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.445% 4/8/2027 (d)(e)	4.44	376,000,000	376,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 1/23/2026 (d)(e)	4.45	54,000,000	54,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 2/12/2026 (d)(e)	4.45	20,000,000	19,997,559
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 2/2/2026 (d)(e)	4.45	75,000,000	75,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 2/24/2027 (d)(e)	4.45	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 2/9/2026 (d)(e)	4.45	61,000,000	61,003,271
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 5/21/2026 (d)(e)	4.45	82,000,000	82,021,633
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 7/30/2026 (d)(e)	4.45	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 9/22/2025 (d)(e)	4.45	148,000,000	148,018,222
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.455% 12/12/2025 (d)(e)	4.45 to 4.46	215,000,000	215,011,171
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.455% 12/26/2025 (d)(e)	4.46	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.455% 2/25/2027 (d)(e)	4.46	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.455% 4/17/2026 (d)(e)	4.46	122,000,000	121,988,748
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.455% 5/5/2026 (d)(e)	4.46	123,000,000	122,994,032
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.46% 1/15/2026 (d)(e)	4.46	37,000,000	37,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.46% 2/25/2026 (d)(e)	4.46	202,000,000	202,031,101
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.46% 4/15/2026 (d)(e)	4.46	110,000,000	109,999,857
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.46% 5/13/2026 (d)(e)	4.46	421,000,000	421,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.46% 5/20/2026 (d)(e)	4.46	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.46% 6/18/2026 (d)(e)	4.46	106,000,000	106,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.46% 6/24/2026 (d)(e)	4.46	98,000,000	98,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.46% 6/5/2026 (d)(e)	4.46	65,000,000	64,996,598
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.465% 1/8/2026 (d)(e)	4.46	138,000,000	138,001,555
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.465% 3/18/2026 (d)(e)	4.46	213,000,000	213,004,216
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.465% 4/24/2026 (d)(e)	4.47	53,000,000	53,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.465% 6/12/2026 (d)(e)	4.47	178,000,000	178,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.465% 7/2/2026 (d)(e)	4.46	50,000,000	50,030,181
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.47% 3/11/2026 (d)(e)	4.47	124,000,000	124,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.47% 4/16/2026 (d)(e)	4.47	43,000,000	43,003,956
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.47% 4/21/2026 (d)(e)	4.47	85,000,000	85,004,632
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.47% 6/24/2026 (d)(e)	4.47	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.475% 6/16/2026 (d)(e)	4.48	109,000,000	109,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.475% 7/8/2026 (d)(e)	4.48	212,000,000	212,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 3/12/2026 (d)(e)	4.48	32,000,000	31,999,461
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 5/1/2025 (d)(e)	4.48 to 4.49	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 5/26/2026 (d)(e)	4.48	90,000,000	90,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 5/8/2026 (d)(e)	4.48	108,000,000	108,003,533
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 6/20/2025 (d)(e)	4.48	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 7/10/2026 (d)(e)	4.48	104,000,000	104,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 7/23/2026 (d)(e)	4.48	117,000,000	117,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 10/21/2025 (d)(e)	4.49	41,000,000	40,999,018
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 10/6/2026 (d)(e)	4.48	48,000,000	48,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 3/5/2026 (d)(e)	4.48	56,000,000	56,006,102
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 4/29/2027 (d)(e)	4.48	183,000,000	183,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 5/20/2025 (d)(e)	4.49	58,000,000	57,999,854
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 7/16/2026 (d)(e)	4.48	24,000,000	24,000,688
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 7/21/2026 (d)(e)	4.48	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 8/27/2026 (d)(e)	4.48	111,000,000	111,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 9/8/2026 (d)(e)	4.48	37,000,000	37,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 1/27/2027 (d)(e)	4.49	169,000,000	169,041,895
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 2/20/2026 (d)(e)	4.49	105,500,000	105,523,418
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 2/3/2027 (d)(e)	4.49	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 6/24/2026 (d)(e)	4.49	150,000,000	150,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 6/26/2026 (d)(e)	4.49	76,000,000	76,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 7/2/2026 (d)(e)	4.49	221,000,000	221,009,632
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 7/29/2026 (d)(e)	4.49	114,000,000	114,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 8/12/2026 (d)(e)	4.49	144,000,000	144,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 8/28/2026 (d)(e)	4.49	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 8/6/2026 (d)(e)	4.49	146,000,000	146,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.495% 1/8/2027 (d)(e)	4.50	110,000,000	109,999,183
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.495% 11/18/2026 (d)(e)	4.50	40,000,000	39,999,344
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.495% 11/23/2026 (d)(e)	4.49	176,000,000	176,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.495% 12/18/2026 (d)(e)	4.49	112,000,000	112,032,158
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.495% 2/10/2027 (d)(e)	4.49	380,000,000	380,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.495% 8/19/2026 (d)(e)	4.49	258,000,000	258,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 1/30/2026 (d)(e)	4.50	59,000,000	59,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 10/23/2026 (d)(e)	4.50	221,000,000	221,055,876
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 11/25/2026 (d)(e)	4.50	125,000,000	125,034,988
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 11/4/2026 (d)(e)	4.50	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 12/2/2026 (d)(e)	4.50	97,000,000	97,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 12/30/2026 (d)(e)	4.50	109,000,000	109,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 5/27/2025 (d)(e)	4.50	221,000,000	221,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 6/24/2025 (d)(e)	4.50	175,000,000	175,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 8/22/2025 (d)(e)	4.50	227,838,000	227,840,482
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 8/26/2026 (d)(e)	4.50	144,000,000	144,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 9/3/2026 (d)(e)	4.50	157,000,000	157,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 9/4/2026 (d)(e)	4.50	67,000,000	67,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 9/9/2026 (d)(e)	4.50	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 1/12/2026 (d)(e)	4.50 to 4.51	364,000,000	364,046,595
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 1/21/2027 (d)(e)	4.51	129,000,000	129,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 1/8/2027 (d)(e)	4.51	252,000,000	252,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 12/16/2026 (d)(e)	4.51	113,000,000	113,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 6/27/2025 (d)(e)	4.50 to 4.51	322,000,000	322,025,174
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 7/10/2025 (d)(e)	4.51	181,000,000	181,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 7/17/2025 (d)(e)	4.51	118,000,000	118,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 7/25/2025 (d)(e)	4.51	334,000,000	334,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 7/30/2025 (d)(e)	4.51	53,000,000	53,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.51% 11/27/2026 (d)(e)	4.51	216,000,000	216,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.51% 12/15/2025 (d)(e)	4.51	168,500,000	168,499,842
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.51% 12/23/2026 (d)(e)	4.51	132,000,000	132,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.51% 12/4/2026 (d)(e)	4.51	76,000,000	76,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.51% 5/27/2025 (d)(e)	4.51	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 1/23/2026 (d)(e)	4.52	63,000,000	63,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 10/6/2025 (d)(e)	4.52	44,000,000	43,999,092
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 11/14/2025 (d)(e)	4.51	177,111,000	177,117,985
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 11/28/2025 (d)(e)	4.51 to 4.52	272,000,000	272,005,995
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 12/1/2025 (d)(e)	4.51 to 4.52	213,156,000	213,162,051
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 7/17/2025 (d)(e)	4.52	141,000,000	140,998,578
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 8/28/2025 (d)(e)	4.52	84,000,000	84,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 9/15/2025 (d)(e)	4.51 to 4.52	180,000,000	180,004,591
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 9/25/2025 (d)(e)	4.51	27,000,000	27,009,707
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.52% 10/17/2025 (d)(e)	4.52	55,000,000	55,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.52% 10/27/2025 (d)(e)	4.52	86,551,000	86,553,571
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.52% 10/6/2025 (d)(e)	4.52	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.52% 11/3/2025 (d)(e)	4.52	130,925,000	130,930,477
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.52% 7/7/2025 (d)(e)	4.52	40,000,000	40,001,562
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.52% 8/4/2025 (d)(e)	4.52	20,000,000	20,005,599
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.2%, 4.56% 3/29/2027 (d)(e)	4.55	50,000,000	50,115,015
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 4.63% 11/24/2026 (d)(e)	4.61	101,000,000	101,320,582
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 4.64% 11/20/2026 (d)(e)	4.62	18,000,000	18,058,050
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.33%, 4.69% 12/29/2025 (d)(e)	4.68	30,000,000	30,051,121
Federal Farm Credit Banks Funding Corp U.S. SOFR Index -0.005%, 4.355% 9/19/2025 (d)(e)	4.35	44,000,000	44,000,000
Federal Farm Credit Discount Notes 0% 5/29/2025	4.27	44,000,000	43,854,556
Federal Farm Credit Discount Notes 0% 5/5/2025	4.27	58,000,000	57,972,611
Federal Home Loan Bank 0% 1/5/2026 (d)(e)	4.39	112,000,000	112,000,000
Federal Home Loan Bank 0% 8/7/2025 (d)(e)	0.00	269,000,000	269,000,000
Federal Home Loan Bank 4.22% 8/15/2025	4.10	629,000,000	629,205,864
Federal Home Loan Bank 4.33% 4/14/2026	4.33	441,000,000	441,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	441,000,000	441,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	441,000,000	441,000,000
Federal Home Loan Bank 4.33% 4/14/2026	4.33	353,000,000	353,000,000
Federal Home Loan Bank 4.35% 3/6/2026	4.35	881,000,000	881,000,000
Federal Home Loan Bank 4.37% 2/6/2026	4.37	438,000,000	438,000,000
Federal Home Loan Bank 4.37% 2/6/2026	4.37	438,000,000	438,000,000
Federal Home Loan Bank 4.395% 2/6/2026	4.40	438,000,000	438,000,000
Federal Home Loan Bank 4.4% 3/17/2026	4.40	1,246,000,000	1,246,000,000
Federal Home Loan Bank 4.44% 2/9/2026	4.44	1,764,000,000	1,764,000,000
Federal Home Loan Bank 4.5% 12/22/2025	4.51	2,041,000,000	2,040,755,288
Federal Home Loan Bank Discount Notes 0% 5/1/2025	4.30	458,000,000	458,000,000
Federal Home Loan Bank Discount Notes 0% 5/14/2025	4.28 to 4.30	98,000,000	97,848,752
Federal Home Loan Bank Discount Notes 0% 5/15/2025	4.30	569,000,000	568,052,931
Federal Home Loan Bank Discount Notes 0% 5/16/2025	4.27 to 4.28	1,050,000,000	1,048,133,929
Federal Home Loan Bank Discount Notes 0% 5/2/2025	4.30 to 4.37	896,000,000	895,893,470
Federal Home Loan Bank Discount Notes 0% 5/21/2025	4.29	46,000,000	45,891,517
Federal Home Loan Bank Discount Notes 0% 5/22/2025	4.27	252,000,000	251,375,250
Federal Home Loan Bank Discount Notes 0% 5/28/2025	4.26 to 4.28	899,261,000	896,397,661
Federal Home Loan Bank Discount Notes 0% 5/30/2025	4.26 to 4.28	2,410,000,000	2,401,768,403
Federal Home Loan Bank Discount Notes 0% 5/5/2025	4.27	348,000,000	347,835,280
Federal Home Loan Bank Discount Notes 0% 5/7/2025	4.27 to 4.28	479,000,000	478,660,156
Federal Home Loan Bank Discount Notes 0% 5/9/2025	4.26 to 4.40	927,000,000	926,121,718
Federal Home Loan Bank Discount Notes 0% 6/11/2025	4.28	170,818,000	169,991,193
Federal Home Loan Bank Discount Notes 0% 6/13/2025	4.27	1,483,000,000	1,475,475,258
Federal Home Loan Bank Discount Notes 0% 6/2/2025	4.28	66,358,000	66,107,314
Federal Home Loan Bank Discount Notes 0% 6/20/2025	4.27	201,000,000	199,816,333
Federal Home Loan Bank Discount Notes 0% 6/25/2025	4.27	569,000,000	565,314,144
Federal Home Loan Bank Discount Notes 0% 6/3/2025	4.28	114,000,000	113,555,875
Federal Home Loan Bank Discount Notes 0% 6/4/2025	4.28 to 4.29	692,000,000	689,216,755
Federal Home Loan Bank Discount Notes 0% 6/6/2025	4.28	205,000,000	204,127,725
Federal Home Loan Bank Discount Notes 0% 7/10/2025	4.24	90,000,000	89,265,000
Federal Home Loan Bank Discount Notes 0% 7/11/2025	4.27	251,000,000	248,910,983
Federal Home Loan Bank Discount Notes 0% 7/17/2025	4.24	90,000,000	89,191,500
Federal Home Loan Bank Discount Notes 0% 7/18/2025	4.27	554,000,000	548,924,990
Federal Home Loan Bank Discount Notes 0% 7/8/2025	4.24	372,000,000	369,045,286
Federal Home Loan Bank Discount Notes 0% 7/9/2025	4.27	247,740,000	245,734,694
Federal Home Loan Bank Discount Notes 0% 8/15/2025	4.04 to 4.10	1,840,000,000	1,818,433,802
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 11/25/2025 (d)(e)	4.36	222,000,000	222,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 12/16/2025 (d)(e)	4.36	647,000,000	647,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 12/17/2025 (d)(e)	4.36	446,000,000	446,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 12/17/2025 (d)(e)	4.36	246,000,000	246,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 12/2/2025 (d)(e)	4.36	444,000,000	444,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 12/4/2025 (d)(e)	4.36	378,000,000	378,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 12/8/2025 (d)(e)	4.36	401,000,000	401,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/13/2025 (d)(e)	4.36	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/14/2025 (d)(e)	4.36	436,000,000	436,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/19/2025 (d)(e)	4.36	659,000,000	659,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/22/2025 (d)(e)	4.36	218,000,000	218,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/27/2025 (d)(e)	4.36	88,000,000	88,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/28/2025 (d)(e)	4.36	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 6/10/2025 (d)(e)	4.36	201,500,000	201,500,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 7/10/2025 (d)(e)	4.36	225,000,000	225,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 7/3/2025 (d)(e)	4.36	90,000,000	90,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 8/20/2025 (d)(e)	4.36	376,000,000	376,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 8/21/2025 (d)(e)	4.36	441,000,000	441,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 8/21/2025 (d)(e)	4.36	110,000,000	110,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 8/25/2025 (d)(e)	4.36	222,000,000	222,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 8/29/2025 (d)(e)	4.36	332,000,000	332,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 8/29/2025 (d)(e)	4.36	220,000,000	220,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 9/10/2025 (d)(e)	4.36	221,000,000	221,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 9/5/2025 (d)(e)	4.36	155,000,000	155,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 9/8/2025 (d)(e)	4.36	177,000,000	177,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 1/12/2026 (d)(e)	4.37	892,000,000	892,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 10/2/2025 (d)(e)	4.37	333,000,000	333,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 11/12/2025 (d)(e)	4.37	520,000,000	520,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 12/29/2025 (d)(e)	4.37	435,000,000	435,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 5/1/2025 (d)(e)	4.37	154,000,000	154,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 5/12/2025 (d)(e)	4.37	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 5/5/2025 (d)(e)	4.37	327,000,000	327,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 5/5/2025 (d)(e)	4.37	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 5/7/2025 (d)(e)	4.37	451,000,000	451,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/11/2025 (d)(e)	4.37	152,000,000	152,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/11/2025 (d)(e)	4.37	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/12/2025 (d)(e)	4.37	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/16/2025 (d)(e)	4.37	549,000,000	549,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/17/2025 (d)(e)	4.37	439,000,000	439,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/23/2025 (d)(e)	4.37	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/24/2025 (d)(e)	4.37	329,000,000	329,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 6/27/2025 (d)(e)	4.37	50,000,000	49,999,915
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/10/2025 (d)(e)	4.37	53,000,000	53,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/15/2025 (d)(e)	4.37	153,000,000	153,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/17/2025 (d)(e)	4.37	183,000,000	183,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/21/2025 (d)(e)	4.37	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/23/2025 (d)(e)	4.37	155,000,000	155,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/23/2025 (d)(e)	4.37	309,000,000	309,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/24/2025 (d)(e)	4.37	91,000,000	91,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/28/2025 (d)(e)	4.37	133,000,000	133,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/28/2025 (d)(e)	4.37	227,000,000	227,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/29/2025 (d)(e)	4.37	664,000,000	664,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/29/2025 (d)(e)	4.37	220,000,000	220,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/30/2025 (d)(e)	4.37	111,000,000	111,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 7/8/2025 (d)(e)	4.37	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/11/2025 (d)(e)	4.37	180,000,000	180,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/12/2025 (d)(e)	4.37	134,000,000	134,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/4/2025 (d)(e)	4.37	331,000,000	331,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/4/2025 (d)(e)	4.37	440,000,000	440,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/5/2025 (d)(e)	4.37	204,000,000	204,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/5/2025 (d)(e)	4.37	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/7/2025 (d)(e)	4.37	23,000,000	22,999,999
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 8/7/2025 (d)(e)	4.37	663,000,000	663,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 9/22/2025 (d)(e)	4.37	222,000,000	222,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 9/23/2025 (d)(e)	4.37	332,000,000	332,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 9/25/2025 (d)(e)	4.37	222,000,000	222,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 9/4/2025 (d)(e)	4.37	111,000,000	111,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 1/26/2026 (d)(e)	4.37	42,000,000	42,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 10/14/2025 (d)(e)	4.37	89,000,000	89,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 10/23/2025 (d)(e)	4.37	332,000,000	332,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 10/8/2025 (d)(e)	4.37	441,000,000	441,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 5/22/2025 (d)(e)	4.37	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 5/23/2025 (d)(e)	4.37	264,000,000	264,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/11/2025 (d)(e)	4.37	218,000,000	218,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/11/2025 (d)(e)	4.37	439,000,000	439,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/13/2025 (d)(e)	4.37	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/18/2025 (d)(e)	4.37	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/3/2025 (d)(e)	4.37	329,000,000	329,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/5/2025 (d)(e)	4.37	329,000,000	329,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 6/9/2025 (d)(e)	4.37	657,000,000	657,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 7/25/2025 (d)(e)	4.37	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 7/28/2025 (d)(e)	4.37	380,000,000	380,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/11/2025 (d)(e)	4.37	95,000,000	95,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/12/2025 (d)(e)	4.37	439,000,000	439,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/15/2025 (d)(e)	4.37	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/15/2025 (d)(e)	4.37	59,000,000	59,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/18/2025 (d)(e)	4.37	113,000,000	113,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/18/2025 (d)(e)	4.37	395,000,000	395,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/18/2025 (d)(e)	4.37	329,000,000	329,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/21/2025 (d)(e)	4.37	224,000,000	224,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/22/2025 (d)(e)	4.37	720,000,000	720,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/22/2025 (d)(e)	4.37	23,000,000	22,999,999
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/25/2025 (d)(e)	4.37	223,000,000	223,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/25/2025 (d)(e)	4.37	113,000,000	113,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/26/2025 (d)(e)	4.37	204,000,000	204,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/27/2025 (d)(e)	4.37	454,000,000	454,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/27/2025 (d)(e)	4.37	224,000,000	224,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/28/2025 (d)(e)	4.37	664,000,000	664,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/4/2025 (d)(e)	4.37	439,000,000	439,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 9/2/2025 (d)(e)	4.37	530,000,000	530,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 9/3/2025 (d)(e)	4.37	450,000,000	450,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 9/4/2025 (d)(e)	4.37	375,000,000	375,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 9/5/2025 (d)(e)	4.37	394,000,000	394,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 9/8/2025 (d)(e)	4.37	438,000,000	438,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 10/3/2025 (d)(e)	4.38	357,000,000	357,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 5/23/2025 (d)(e)	4.38	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 5/8/2025 (d)(e)	4.38	480,000,000	480,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 6/2/2025 (d)(e)	4.38	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 6/23/2025 (d)(e)	4.38	328,000,000	328,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 7/18/2025 (d)(e)	4.38	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 7/3/2025 (d)(e)	4.38	439,000,000	439,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 7/7/2025 (d)(e)	4.38	329,000,000	329,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 8/27/2025 (d)(e)	4.38	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 8/29/2025 (d)(e)	4.38	59,000,000	59,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 9/15/2025 (d)(e)	4.38	440,000,000	440,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 9/30/2025 (d)(e)	4.38	309,000,000	309,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 10/15/2025 (d)(e)	4.38	440,000,000	440,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 10/22/2025 (d)(e)	4.38	334,000,000	334,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 10/24/2025 (d)(e)	4.38	442,000,000	442,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 10/28/2025 (d)(e)	4.38	226,000,000	226,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 10/8/2025 (d)(e)	4.38	83,000,000	83,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 11/3/2025 (d)(e)	4.38	337,000,000	337,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 11/4/2025 (d)(e)	4.38	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 12/16/2025 (d)(e)	4.38	88,000,000	88,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 5/5/2025 (d)(e)	4.38	582,000,000	582,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 6/6/2025 (d)(e)	4.38	12,000,000	12,000,093
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 6/9/2025 (d)(e)	4.38	781,500,000	781,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 7/25/2025 (d)(e)	4.38	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 9/22/2025 (d)(e)	4.38	112,000,000	112,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.385% 11/17/2025 (d)(e)	4.39	589,000,000	589,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.385% 11/21/2025 (d)(e)	4.39	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.385% 11/24/2025 (d)(e)	4.39	380,000,000	380,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.385% 11/25/2025 (d)(e)	4.39	223,000,000	223,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.385% 12/4/2025 (d)(e)	4.39	446,000,000	446,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.39% 10/20/2025 (d)(e)	4.39	445,000,000	445,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.39% 10/21/2025 (d)(e)	4.39	444,000,000	444,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.39% 12/30/2025 (d)(e)	4.39	336,000,000	336,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.395% 1/22/2026 (d)(e)	4.40	50,000,000	49,998,202
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.4% 5/19/2025 (d)(e)	4.40	418,000,000	418,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.4% 5/20/2025 (d)(e)	4.40	488,000,000	488,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.4% 5/22/2025 (d)(e)	4.40	349,000,000	349,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.4% 5/23/2025 (d)(e)	4.40	73,500,000	73,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.4% 8/5/2025 (d)(e)	4.40	424,000,000	424,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.4% 8/6/2025 (d)(e)	4.40	369,000,000	369,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.405% 2/5/2026 (d)(e)	4.40	338,500,000	338,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.41% 8/8/2025 (d)(e)	4.41	508,000,000	508,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.42% 8/19/2025 (d)(e)	4.42	627,000,000	627,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.42% 8/21/2025 (d)(e)	4.42	627,000,000	627,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.43% 11/28/2025 (d)(e)	4.43	210,000,000	210,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.435% 9/19/2025 (d)(e)	4.44	32,000,000	31,998,614
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.44% 2/27/2026 (d)(e)	4.44	210,000,000	210,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.445% 1/2/2026 (d)(e)	4.44	207,000,000	207,016,220
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.445% 7/16/2025 (d)(e)	4.44	172,000,000	172,008,296
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.45% 1/12/2026 (d)(e)	4.45	213,000,000	213,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.45% 1/16/2026 (d)(e)	4.45	104,000,000	104,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.45% 3/1/2027 (d)(e)	4.45	94,000,000	94,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.45% 5/13/2026 (d)(e)	4.45	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.455% 12/23/2025 (d)(e)	4.46	332,000,000	332,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.455% 9/19/2025 (d)(e)	4.45	42,000,000	42,004,870
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.455% 9/22/2025 (d)(e)	4.45	210,000,000	210,025,365
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.46% 10/16/2025 (d)(e)	4.46	117,000,000	117,016,716
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.46% 4/17/2026 (d)(e)	4.46	88,495,000	88,494,663
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.46% 6/22/2026 (d)(e)	4.46	106,000,000	106,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.46% 6/24/2026 (d)(e)	4.46	134,000,000	134,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.46% 6/25/2026 (d)(e)	4.46	128,000,000	128,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.46% 6/26/2026 (d)(e)	4.46	213,000,000	213,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 4.465% 2/20/2026 (d)(e)	4.47	207,000,000	207,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.47% 4/10/2026 (d)(e)	4.47	106,000,000	106,045,203
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.47% 4/15/2026 (d)(e)	4.47	126,000,000	126,052,282
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.47% 4/24/2026 (d)(e)	4.47	107,000,000	107,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.47% 4/7/2026 (d)(e)	4.47	110,000,000	110,009,192
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.47% 7/17/2025 (d)(e)	4.47	102,200,000	102,200,000
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 4.475% 7/8/2025 (d)(e)	4.48	205,000,000	205,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.48% 12/19/2025 (d)(e)	4.48	111,000,000	111,059,820
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.48% 5/1/2025 (d)(e)	4.48	42,000,000	42,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.485% 10/16/2025 (d)(e)	4.48	405,000,000	405,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.485% 5/15/2025 (d)(e)	4.48	402,000,000	402,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.485% 5/19/2025 (d)(e)	4.48	201,000,000	201,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 10/3/2025 (d)(e)	4.49	390,000,000	390,091,795
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 2/12/2026 (d)(e)	4.49	107,000,000	107,022,317
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 2/20/2026 (d)(e)	4.49	100,000,000	100,025,007
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 2/5/2027 (d)(e)	4.49	127,000,000	127,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 2/9/2026 (d)(e)	4.49	125,000,000	125,020,541
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 5/9/2025 (d)(e)	4.49	400,000,000	400,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 6/18/2026 (d)(e)	4.49	320,000,000	320,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 6/24/2026 (d)(e)	4.49	320,000,000	320,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 6/26/2026 (d)(e)	4.49	426,000,000	426,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.495% 1/6/2027 (d)(e)	4.49	41,000,000	41,046,527
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.495% 11/12/2025 (d)(e)	4.49	410,000,000	410,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.495% 11/14/2025 (d)(e)	4.49	360,000,000	360,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 1/16/2026 (d)(e)	4.50	107,000,000	107,033,027
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 10/29/2026 (d)(e)	4.50	65,125,000	65,142,910
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 5/22/2025 (d)(e)	4.50	202,000,000	202,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 6/17/2025 (d)(e)	4.50	87,000,000	87,014,983
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 8/14/2025 (d)(e)	4.50	402,000,000	402,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 8/18/2025 (d)(e)	4.50	302,000,000	302,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 8/21/2026 (d)(e)	4.50	418,000,000	418,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 8/25/2025 (d)(e)	4.50	198,000,000	198,004,402
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 9/10/2026 (d)(e)	4.50	104,000,000	104,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.5% 9/4/2026 (d)(e)	4.50	311,000,000	311,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 1/2/2026 (d)(e)	4.50	187,000,000	187,004,272
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 10/10/2025 (d)(e)	4.51	202,000,000	202,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 6/27/2025 (d)(e)	4.51	493,000,000	493,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 7/2/2025 (d)(e)	4.51	101,000,000	101,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 7/24/2025 (d)(e)	4.51	140,000,000	140,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 7/25/2025 (d)(e)	4.51	102,000,000	102,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 8/4/2025 (d)(e)	4.51	100,000,000	100,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 9/25/2026 (d)(e)	4.51	827,000,000	827,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.505% 9/26/2025 (d)(e)	4.51	121,000,000	121,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.51% 12/8/2025 (d)(e)	4.51	117,000,000	116,999,522
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.51% 12/8/2025 (d)(e)	4.51	406,000,000	405,998,789
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.51% 5/12/2025 (d)(e)	4.51	398,750,000	398,750,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.51% 5/16/2025 (d)(e)	4.51	138,000,000	138,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.51% 5/19/2025 (d)(e)	4.51	397,000,000	397,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 11/14/2025 (d)(e)	4.51	100,100,000	100,103,892
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 11/17/2025 (d)(e)	4.51	621,000,000	621,015,678
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 12/11/2025 (d)(e)	4.52	202,000,000	202,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 12/8/2025 (d)(e)	4.51	164,000,000	164,003,806
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 7/8/2025 (d)(e)	4.51	167,000,000	167,023,963
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 8/21/2025 (d)(e)	4.51	291,000,000	291,072,865
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 8/22/2025 (d)(e)	4.51 to 4.52	383,000,000	383,003,448
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 8/22/2025 (d)(e)	4.51	279,000,000	279,022,255
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 9/26/2025 (d)(e)	4.51	141,000,000	141,010,669
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 10/14/2025 (d)(e)	4.52	548,000,000	548,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 10/20/2025 (d)(e)	4.52	203,000,000	203,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 7/10/2025 (d)(e)	4.51	179,000,000	179,031,669
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 7/14/2025 (d)(e)	4.52	77,000,000	77,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 7/21/2025 (d)(e)	4.52	333,000,000	333,001,655
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 7/24/2025 (d)(e)	4.52	345,000,000	345,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 7/25/2025 (d)(e)	4.52	606,000,000	606,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 7/25/2025 (d)(e)	4.52	203,000,000	203,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 9/2/2025 (d)(e)	4.52	559,000,000	559,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.55% 12/18/2026 (d)(e)	4.55	536,500,000	536,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.55% 12/22/2026 (d)(e)	4.55	620,000,000	620,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 10/22/2025 (d)(e)	4.35	442,000,000	442,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 10/28/2025 (d)(e)	4.35	355,000,000	355,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 11/10/2025 (d)(e)	4.35	892,000,000	892,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 11/10/2025 (d)(e)	4.35	224,000,000	224,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 11/3/2025 (d)(e)	4.35	243,000,000	243,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 11/3/2025 (d)(e)	4.35	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 11/4/2025 (d)(e)	4.35	333,000,000	333,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 11/7/2025 (d)(e)	4.35	444,000,000	444,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 11/7/2025 (d)(e)	4.35	89,000,000	89,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 9/12/2025 (d)(e)	4.35	155,000,000	155,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 9/15/2025 (d)(e)	4.35	331,000,000	331,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.355% 9/17/2025 (d)(e)	4.35	398,000,000	398,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.35% 10/10/2025 (d)(e)	4.35	448,000,000	448,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.35% 10/14/2025 (d)(e)	4.35	669,000,000	669,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.35% 10/3/2025 (d)(e)	4.35	386,000,000	386,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.35% 10/6/2025 (d)(e)	4.35	222,000,000	222,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.35% 10/7/2025 (d)(e)	4.35	887,000,000	887,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.35% 10/8/2025 (d)(e)	4.35	221,000,000	221,000,000
Federal Home Loan Bank U.S. SOFR Index -0.01%, 4.35% 9/26/2025 (d)(e)	4.35	222,000,000	222,000,000
Freddie Mac 0.75% 5/20/2025	4.33	19,000,000	18,964,858
Freddie Mac Discount Notes 0% 5/16/2025	4.28	44,526,000	44,446,966
Freddie Mac Discount Notes 0% 5/9/2025	4.27	96,000,000	95,909,654
Freddie Mac Discount Notes 0% 6/3/2025	4.28	24,000,000	23,906,940
Freddie Mac U.S. SOFR Index + 0.09%, 4.45% 1/26/2026 (d)(e)	4.45	1,910,000,000	1,910,042,892
Freddie Mac U.S. SOFR Index + 0.1%, 4.46% 2/9/2026 (d)(e)	4.46	127,000,000	127,008,393
Freddie Mac U.S. SOFR Index + 0.11%, 4.47% 3/5/2026 (d)(e)	4.47	666,000,000	666,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 4.47% 5/7/2026 (d)(e)	4.47	390,000,000	390,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 4.475% 4/2/2026 (d)(e)	4.47 to 4.48	1,124,000,000	1,124,013,672
Freddie Mac U.S. SOFR Index + 0.14%, 4.5% 10/16/2026 (d)(e)	4.50	1,004,000,000	1,004,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.5% 10/29/2026 (d)(e)	4.50	707,000,000	707,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.5% 9/23/2026 (d)(e)	4.50	1,253,000,000	1,253,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.5% 9/4/2026 (d)(e)	4.50	436,000,000	436,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $124,801,642,758)			124,801,642,758

U.S. Treasury Obligations - 19.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/19/2026	4.12	295,000,000	284,557,697
US Treasury Bills 0% 5/1/2025	4.26 to 4.45	784,000,000	784,000,000
US Treasury Bills 0% 5/13/2025	4.25 to 4.30	7,153,272,900	7,143,201,747
US Treasury Bills 0% 5/15/2025	4.27 to 4.28	6,111,000,000	6,100,916,308
US Treasury Bills 0% 5/20/2025	4.27 to 4.30	4,904,000,000	4,893,099,238
US Treasury Bills 0% 5/22/2025	4.29 to 4.30	5,307,000,000	5,293,793,938
US Treasury Bills 0% 5/27/2025	4.26 to 4.28	4,912,000,000	4,897,052,719
US Treasury Bills 0% 5/29/2025	4.27 to 4.44	7,445,100,000	7,420,370,377
US Treasury Bills 0% 5/6/2025	4.25 to 4.26	2,918,557,600	2,916,857,108
US Treasury Bills 0% 5/8/2025	4.30	116,000,000	115,903,980
US Treasury Bills 0% 6/10/2025	4.27 to 4.28	457,000,000	454,853,311
US Treasury Bills 0% 6/12/2025	4.29	1,226,400,000	1,220,390,640
US Treasury Bills 0% 6/17/2025	4.29	507,300,000	504,498,436
US Treasury Bills 0% 6/26/2025	4.26 to 4.41	2,194,000,000	2,179,722,914
US Treasury Bills 0% 6/3/2025	4.27	4,000,000,000	3,984,453,331
US Treasury Bills 0% 6/5/2025	4.26	2,752,400,000	2,741,053,990
US Treasury Bills 0% 7/10/2025	4.22 to 4.29	939,000,000	931,299,004
US Treasury Bills 0% 7/15/2025	4.29	178,000,000	176,427,667
US Treasury Bills 0% 7/17/2025	4.27 to 4.28	1,082,900,000	1,073,112,684
US Treasury Bills 0% 7/22/2025	4.25 to 4.29	1,854,054,000	1,836,317,700
US Treasury Bills 0% 7/24/2025	4.27 to 4.29	3,852,600,000	3,814,600,429
US Treasury Bills 0% 7/29/2025	4.26 to 4.30	895,000,000	885,691,294
US Treasury Bills 0% 7/3/2025	4.25 to 4.28	1,454,000,000	1,443,278,630
US Treasury Bills 0% 7/8/2025	4.28	316,000,000	313,469,191
US Treasury Bills 0% 9/18/2025	4.19	388,000,000	381,802,239
US Treasury Notes 0.25% 10/31/2025	4.45	58,000,000	56,816,708
US Treasury Notes 0.25% 5/31/2025	4.44 to 4.59	869,000,000	865,976,970
US Treasury Notes 0.25% 6/30/2025	4.33 to 4.37	1,624,000,000	1,613,280,208
US Treasury Notes 0.25% 9/30/2025	4.24 to 4.30	416,000,000	409,224,239
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	302,000,000	293,442,669
US Treasury Notes 0.375% 11/30/2025	4.44 to 4.45	451,000,000	440,655,261
US Treasury Notes 0.375% 12/31/2025	4.26 to 4.28	1,644,000,000	1,602,628,235
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.14	868,000,000	842,574,693
US Treasury Notes 0.75% 3/31/2026	4.10 to 4.16	888,000,000	861,294,608
US Treasury Notes 1.625% 2/15/2026	4.15	98,000,000	96,089,210
US Treasury Notes 2.125% 5/15/2025	4.35 to 5.25	576,000,000	575,406,062
US Treasury Notes 2.25% 3/31/2026	4.13	98,000,000	96,364,931
US Treasury Notes 2.5% 2/28/2026	4.13	98,000,000	96,712,650
US Treasury Notes 2.75% 5/15/2025	4.35 to 5.25	1,341,900,000	1,340,832,743
US Treasury Notes 4% 2/15/2026	4.29	60,000,000	59,865,111
US Treasury Notes 4.25% 1/31/2026	4.28	610,000,000	609,849,479
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.31	1,302,000,000	1,301,625,826
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.16	1,065,000,000	1,068,494,897
US Treasury Notes 4.625% 2/28/2026	4.13 to 4.14	274,000,000	275,079,940
US Treasury Notes 4.625% 3/15/2026	4.11	63,000,000	63,272,025
US Treasury Notes 4.625% 6/30/2025	4.35 to 4.37	372,000,000	372,157,536
US Treasury Notes 4.875% 4/30/2026	4.07	573,000,000	577,457,726
US Treasury Notes 5% 10/31/2025	4.45	39,000,000	39,103,353
US Treasury Notes 5% 9/30/2025	4.30	415,000,000	416,170,033
TOTAL U.S. TREASURY OBLIGATIONS (Cost $75,765,099,685)			75,765,099,685

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $406,479,968,443)	406,479,968,443
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(8,951,573,198)
NET ASSETS - 100.0%	397,528,395,245

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.41	4/30/2025	5/1/2025	519,000,000	519,063,578	Agency Mortgage-Backed Securities	2.50 - 7.00	3/1/2033 - 1/1/2055	529,444,849
ABN AMRO Bank NV	4.39	4/30/2025	5/1/2025	552,000,000	552,067,313	U.S. Treasuries (including strips)	0.50 - 4.63	10/15/2026 - 5/15/2047	563,108,667
BMO Chicago Branch	4.34	4/25/2025	5/12/2025	347,000,000	347,711,157	Agency Collateralized Mortgage Obligation	5.23 - 5.85	2/20/2055 - 2/20/2073	357,668,527
BMO Chicago Branch	4.36	4/28/2025	5/5/2025	783,000,000	783,663,810	Agency Collateralized Mortgage Obligation	3.00 - 5.95	11/20/2047 - 11/20/2072	806,783,025
BMO Chicago Branch	4.38	4/30/2025	5/1/2025	433,000,000	433,052,682	Agency Collateralized Mortgage Obligation	4.00 - 6.00	4/20/2052 - 2/16/2064	446,044,263
BMO Chicago Branch	4.37	4/30/2025	5/1/2025	310,000,000	310,037,631	U.S. Treasuries (including strips)	0.38 - 4.38	1/31/2026 - 5/15/2034	316,238,415
BNP Paribas, SA	4.32	4/29/2025	5/29/2025	789,000,000	791,840,400	U.S. Treasuries (including strips)	0.50 - 4.63	1/31/2026 - 11/15/2044	804,973,153
BNP Paribas, SA	4.36(f)	4/28/2025	5/27/2025	947,000,000	950,326,074	U.S. Treasuries (including strips)	1.88 - 4.75	1/31/2026 - 2/15/2052	966,290,165
BNP Paribas, SA	4.33	4/15/2025	5/15/2025	2,043,000,000	2,050,371,825	U.S. Treasuries (including strips)	0.38 - 4.63	8/31/2026 - 8/15/2048	2,087,870,300
BNP Paribas, SA	4.36(f)	4/7/2025	5/7/2025	315,000,000	316,144,500	U.S. Treasuries (including strips)	0.50 - 6.13	10/31/2026 - 2/15/2035	322,228,308
BNP Paribas, SA	4.30	4/7/2025	5/7/2025	3,124,000,000	3,135,194,333	Agency Mortgage-Backed Securities	0.00 - 8.00	10/1/2025 - 4/20/2065	2,494,195,534
						U.S. Treasuries (including strips)	0.00 - 4.63	1/31/2026 - 11/15/2054	699,492,865
						Agency Debentures and Agency Strips	2.52 - 4.07	11/21/2033 - 4/13/2046	7,211,599
									3,200,899,998
BNP Paribas, SA	4.36(f)	4/4/2025	5/5/2025	3,150,000,000	3,161,826,500	U.S. Treasuries (including strips)	0.00 - 4.88	6/5/2025 - 8/15/2054	3,228,557,052
Barclays Bank PLC	4.33	4/25/2025	5/27/2025	174,000,000	174,669,707	Agency Mortgage-Backed Securities	4.50 - 5.55	1/20/2054 - 5/20/2054	177,608,169
Barclays Bank PLC	4.32	4/24/2025	5/27/2025	348,000,000	349,378,080	Agency Mortgage-Backed Securities	2.00 - 6.00	9/20/2050 - 3/1/2055	355,258,167
Barclays Bank PLC	4.33	4/16/2025	5/16/2025	349,000,000	350,259,308	Agency Mortgage-Backed Securities	2.00 - 6.00	10/20/2050 - 11/1/2054	357,216,416
Barclays Bank PLC	4.35	4/11/2025	5/12/2025	349,000,000	350,307,296	Agency Mortgage-Backed Securities	2.50 - 6.00	3/20/2052 - 4/1/2055	356,840,285
Barclays Bank PLC	4.33	4/22/2025	5/8/2025	695,000,000	696,337,489	Agency Mortgage-Backed Securities	5.50 - 6.00	9/1/2053 - 4/1/2055	706,308,138
						Agency Collateralized Mortgage Obligation	5.50	4/20/2037	3,392,180
									709,700,318
Barclays Bank PLC	4.39	4/30/2025	5/1/2025	347,000,000	347,042,315	Agency Mortgage-Backed Securities	1.50 - 7.00	4/20/2042 - 4/20/2055	353,997,845
						Agency Collateralized Mortgage Obligation	5.60	11/25/2054	949
									353,998,794
Barclays Bank PLC	4.37	4/30/2025	5/1/2025	2,689,280,000	2,689,606,449	U.S. Treasuries (including strips)	0.00 - 5.50	5/15/2025 - 8/15/2054	2,743,398,631
BofA Securities, Inc.	4.42(f)	4/1/2025	8/1/2025	1,918,000,000	1,946,729,509	Agency Mortgage-Backed Securities	1.50 - 6.50	3/1/2028 - 4/1/2055	1,963,541,472
BofA Securities, Inc.	4.41(f)	4/11/2025	7/11/2025	458,000,000	463,105,555	Agency Mortgage-Backed Securities	1.50 - 6.50	6/1/2027 - 4/1/2055	468,295,588
BofA Securities, Inc.	4.31	3/21/2025	6/20/2025	153,000,000	154,666,893	U.S. Treasuries (including strips)	1.75 - 4.25	11/15/2029 - 1/31/2030	156,826,053
BofA Securities, Inc.	4.42(f)	3/4/2025	6/4/2025	113,000,000	114,276,398	Agency Mortgage-Backed Securities	1.50 - 6.00	5/1/2026 - 8/1/2054	116,076,041
BofA Securities, Inc.	4.42(f)	3/6/2025	6/3/2025	455,000,000	459,971,886	Agency Mortgage-Backed Securities	1.50 - 7.00	12/1/2025 - 5/1/2055	467,272,639
BofA Securities, Inc.	4.36(f)	4/3/2025	6/3/2025	154,000,000	155,137,718	U.S. Treasuries (including strips)	0.63 - 2.88	11/30/2027 - 8/15/2028	157,610,437
BofA Securities, Inc.	4.42(f)	2/28/2025	5/28/2025	1,249,000,000	1,262,648,100	Agency Mortgage-Backed Securities	1.50 - 7.00	4/1/2031 - 4/1/2055	1,283,626,506
BofA Securities, Inc.	4.40(f)	4/9/2025	5/9/2025	202,000,000	202,740,667	U.S. Treasuries (including strips)	3.63 - 4.00	3/31/2030 - 7/31/2030	206,590,710
BofA Securities, Inc.	4.30	4/7/2025	5/7/2025	174,000,000	174,623,500	Agency Mortgage-Backed Securities	2.00 - 6.00	11/1/2035 - 4/1/2055	177,988,776
BofA Securities, Inc.	4.43(f)	2/3/2025	5/5/2025	338,000,000	341,784,943	Agency Mortgage-Backed Securities	1.50 - 7.00	12/1/2030 - 3/1/2061	348,432,556
Canadian Imperial Bank of Commerce	4.32	4/28/2025	5/28/2025	173,000,000	173,622,800	Agency Mortgage-Backed Securities	2.00 - 7.00	8/1/2051 - 4/1/2055	176,523,526
Canadian Imperial Bank of Commerce	4.34	4/16/2025	5/13/2025	173,000,000	173,563,115	Agency Mortgage-Backed Securities	1.33 - 7.00	2/1/2028 - 5/1/2055	168,582,771
						U.S. Treasuries (including strips)	1.38 - 2.25	5/15/2041 - 2/15/2044	8,218,691
									176,801,462
Canadian Imperial Bank of Commerce	4.34	4/14/2025	5/13/2025	694,000,000	696,426,301	Agency Mortgage-Backed Securities	1.38 - 7.50	8/1/2025 - 1/20/2075	552,813,230
						U.S. Treasuries (including strips)	0.00 - 4.75	5/22/2025 - 2/15/2054	157,473,837
									710,287,067
Canadian Imperial Bank of Commerce	4.33	4/10/2025	5/12/2025	534,000,000	536,055,307	U.S. Treasuries (including strips)	0.00 - 5.00	6/5/2025 - 2/15/2055	546,388,024
Canadian Imperial Bank of Commerce	4.37	3/20/2025	5/8/2025	22,000,000	22,130,857	Agency Mortgage-Backed Securities	1.59 - 7.00	7/1/2032 - 4/1/2055	13,333,614
						Agency Collateralized Mortgage Obligation	1.62 - 7.50	12/20/2049 - 10/20/2074	9,450,018
									22,783,632
Canadian Imperial Bank of Commerce	4.33	4/11/2025	5/8/2025	474,000,000	475,539,315	U.S. Treasuries (including strips)	0.00 - 4.75	7/10/2025 - 2/15/2055	485,339,057
Citibank NA	4.33	4/24/2025	5/1/2025	519,000,000	519,436,969	Agency Mortgage-Backed Securities	2.00 - 9.00	6/15/2025 - 5/1/2055	529,825,709
Citigroup Global Capital Markets, Inc.	4.44(f)	4/25/2025	6/26/2025	915,000,000	921,996,700	Agency Mortgage-Backed Securities	3.50 - 7.00	2/1/2055 - 3/1/2055	933,300,968
						U.S. Treasuries (including strips)	3.75	12/31/2028	683,457
									933,984,425
Citigroup Global Capital Markets, Inc.	4.44(f)	4/17/2025	6/18/2025	920,000,000	927,034,934	Agency Mortgage-Backed Securities	4.50 - 6.50	1/1/2055 - 2/1/2055	938,400,637
						U.S. Treasuries (including strips)	3.75	12/31/2028	1,602,481
									940,003,118
Citigroup Global Capital Markets, Inc.	4.44(f)	4/9/2025	6/10/2025	1,597,000,000	1,609,211,726	Agency Mortgage-Backed Securities	3.50 - 7.00	12/1/2054 - 1/1/2055	1,628,940,580
						U.S. Treasuries (including strips)	3.75	12/31/2028	4,392,638
									1,633,333,218
Citigroup Global Capital Markets, Inc.	4.43(f)	4/9/2025	6/10/2025	927,000,000	934,072,495	U.S. Treasuries (including strips)	0.00 - 4.00	6/24/2025 - 4/30/2032	948,084,354
Citigroup Global Capital Markets, Inc.	4.33	4/24/2025	5/1/2025	778,000,000	778,655,033	Agency Mortgage-Backed Securities	2.00 - 7.50	3/20/2040 - 4/20/2055	794,228,134
Credit AG	4.38	4/30/2025	5/1/2025	103,000,000	103,012,532	U.S. Treasuries (including strips)	0.63	8/15/2030	105,072,825
Federal Reserve Bank of NY	4.25	4/30/2025	5/1/2025	402,000,000	402,047,458	U.S. Treasuries (including strips)	2.38	5/15/2029	402,047,482
Ficc ING Fin Mkts Gc (Gov)	4.38	4/30/2025	5/1/2025	2,912,000,000	2,912,354,293	U.S. Treasuries (including strips)	0.00 - 4.25	5/15/2025 - 5/15/2033	2,970,601,470
Ficc ING Fin Mkts Gc (Gov)	4.38	4/30/2025	5/1/2025	347,000,000	347,042,218	Agency Mortgage-Backed Securities	4.50 - 6.00	7/1/2052 - 9/1/2053	353,983,063
Ficc Natwest Gc Repo (Gov)	4.38	4/30/2025	5/1/2025	31,000,000	31,003,772	U.S. Treasuries (including strips)	4.13	3/31/2029	31,623,894
Fixed Income Clearing Corp - BNP	4.37	4/30/2025	5/1/2025	1,266,000,000	1,266,153,678	U.S. Treasuries (including strips)	0.63 - 4.50	8/15/2027 - 11/15/2054	1,291,476,838
Fixed Income Clearing Corp - BNP	4.37	4/30/2025	5/1/2025	2,215,000,000	2,215,268,876	U.S. Treasuries (including strips)	1.63 - 6.75	10/31/2025 - 2/15/2053	2,259,574,267
Fixed Income Clearing Corp - BNYM	4.38	4/30/2025	5/1/2025	19,937,000,000	19,939,425,668	U.S. Treasuries (including strips)	0.13 - 4.63	11/30/2026 - 8/15/2034	20,335,740,058
Fixed Income Clearing Corp - BONY	4.39	4/30/2025	5/1/2025	2,190,000,000	2,190,267,058	Agency Mortgage-Backed Securities	2.00 - 6.00	4/1/2050 - 4/1/2055	2,233,800,000
Fixed Income Clearing Corp - CIBC	4.39	4/30/2025	5/1/2025	1,740,000,000	1,740,212,183	U.S. Treasuries (including strips)	3.75 - 4.75	4/30/2029 - 11/15/2053	1,775,195,258
Fixed Income Clearing Corp - Credit Agricole	4.39	4/30/2025	5/1/2025	7,393,000,000	7,393,901,535	U.S. Treasuries (including strips)	1.88 - 4.63	5/15/2027 - 8/15/2053	7,612,241,605
Fixed Income Clearing Corp - Credit Agricole	4.38	4/30/2025	5/1/2025	1,930,000,000	1,930,234,817	U.S. Treasuries (including strips)	1.00 - 4.25	5/15/2027 - 3/31/2030	1,968,328,770
Fixed Income Clearing Corp - Goldman	4.38	4/30/2025	5/1/2025	2,781,000,000	2,781,338,355	Agency Mortgage-Backed Securities	1.50 - 7.00	6/1/2026 - 4/1/2055	2,836,965,123
Fixed Income Clearing Corp - Goldman	4.37	4/30/2025	5/1/2025	778,000,000	778,094,441	U.S. Treasuries (including strips)	1.25 - 2.38	4/30/2028 - 5/15/2051	793,656,333
Fixed Income Clearing Corp - Goldman	4.37	4/30/2025	5/1/2025	4,601,000,000	4,601,558,510	U.S. Treasuries (including strips)	0.00 - 4.88	6/12/2025 - 2/29/2032	4,693,589,740
Fixed Income Clearing Corp - Goldman	4.37	4/30/2025	5/1/2025	4,602,000,000	4,602,558,632	U.S. Treasuries (including strips)	2.00 - 4.63	10/31/2025 - 5/15/2044	4,694,609,855
Fixed Income Clearing Corp - ING	4.39	4/30/2025	5/1/2025	1,583,000,000	1,583,193,038	U.S. Treasuries (including strips)	2.75 - 4.38	12/15/2026 - 10/31/2031	1,615,276,554
Fixed Income Clearing Corp - Mizuho	4.38	4/30/2025	5/1/2025	1,911,000,000	1,911,232,505	Agency Mortgage-Backed Securities	2.00 - 7.00	3/1/2029 - 2/15/2066	1,948,437,630
						U.S. Treasuries (including strips)	0.00 - 1.75	6/5/2025 - 8/15/2041	1,019,525
									1,949,457,155
Fixed Income Clearing Corp - Mizuho	4.37	4/30/2025	5/1/2025	933,000,000	933,113,256	U.S. Treasuries (including strips)	0.25 - 5.00	6/30/2025 - 2/15/2055	951,775,574
Fixed Income Clearing Corp - Morgan Stanley	4.38	4/30/2025	5/1/2025	4,693,000,000	4,693,570,982	Agency Mortgage-Backed Securities	1.50 - 8.50	8/1/2025 - 5/1/2055	4,783,572,097
						U.S. Treasuries (including strips)	0.00 - 4.63	6/30/2025 - 11/15/2050	3,870,305
									4,787,442,402
Fixed Income Clearing Corp - Morgan Stanley	4.38	4/30/2025	5/1/2025	5,562,000,000	5,562,676,710	Agency Mortgage-Backed Securities	1.50 - 8.00	6/1/2025 - 5/1/2055	5,667,321,665
						U.S. Treasuries (including strips)	1.38 - 4.13	3/31/2028 - 5/15/2043	6,608,579
									5,673,930,244
Fixed Income Clearing Corp - Morgan Stanley	4.38	4/30/2025	5/1/2025	1,390,000,000	1,390,169,117	Agency Mortgage-Backed Securities	2.00 - 7.50	6/20/2030 - 3/20/2055	1,417,972,098
						U.S. Treasuries (including strips)	4.63	2/15/2055	401
									1,417,972,499
Fixed Income Clearing Corp - Natixis	4.38	4/30/2025	5/1/2025	2,215,000,000	2,215,269,492	U.S. Treasuries (including strips)	3.63 - 4.50	8/31/2029 - 11/15/2034	2,260,087,661
Fixed Income Clearing Corp - Nomura	4.38	4/30/2025	5/1/2025	2,373,000,000	2,373,288,715	U.S. Treasuries (including strips)	0.00 - 4.88	5/31/2025 - 5/15/2034	2,420,754,517
Fixed Income Clearing Corp - State Street Bank	4.39	4/30/2025	5/1/2025	1,911,000,000	1,911,233,036	Agency Mortgage-Backed Securities	1.50 - 7.00	5/1/2036 - 4/1/2055	1,952,726,446
						U.S. Treasuries (including strips)	4.88	10/31/2030	3,871,252
									1,956,597,698
Fixed Income Clearing Corp - State Street Bank	4.38	4/30/2025	5/1/2025	15,189,000,000	15,190,847,995	U.S. Treasuries (including strips)	1.00 - 4.88	2/15/2028 - 2/28/2029	15,492,780,053
Goldman Sachs & Co LLC	4.37(f)	3/28/2025	5/28/2025	1,036,000,000	1,043,671,292	Agency Mortgage-Backed Securities	1.50 - 6.50	3/1/2027 - 5/15/2066	1,061,067,522
Goldman Sachs & Co LLC	4.37(f)	3/25/2025	5/27/2025	690,000,000	695,276,775	Agency Mortgage-Backed Securities	2.40 - 7.50	11/15/2033 - 11/15/2064	706,950,092
Goldman Sachs & Co LLC	4.37	4/28/2025	5/5/2025	1,562,000,000	1,563,327,266	Agency Mortgage-Backed Securities	2.00 - 7.50	4/1/2027 - 12/20/2064	1,593,820,205
HSBC Securities, Inc. (U.S.A.)	4.36	4/29/2025	5/6/2025	620,000,000	620,525,622	U.S. Treasuries (including strips)	0.25 - 4.75	7/31/2025 - 2/15/2045	632,553,266
ING Financial Markets LLC	4.37	3/20/2025	5/8/2025	682,000,000	686,056,574	Agency Mortgage-Backed Securities	3.00 - 7.41	10/1/2032 - 4/1/2055	699,186,756
ING Financial Markets LLC	4.37	4/29/2025	5/6/2025	63,000,000	63,053,533	U.S. Treasuries (including strips)	1.38 - 4.25	8/15/2050 - 2/15/2054	64,905,784
JP Morgan Securities, LLC	4.38(f)	4/9/2025	5/9/2025	8,875,000,000	8,907,393,750	U.S. Treasuries (including strips)	1.13 - 4.38	8/31/2026 - 12/31/2029	9,076,582,223
Lloyds Bank Corp Mrkts	4.40	4/29/2025	5/2/2025	696,000,000	696,255,200	U.S. Treasuries (including strips)	1.50 - 5.38	8/15/2026 - 11/15/2043	710,093,618
Lloyds Bank PLC	4.36	4/30/2025	7/31/2025	101,000,000	102,125,364	U.S. Treasuries (including strips)	0.25 - 6.00	5/31/2025 - 11/15/2033	103,032,523
Lloyds Bank PLC	4.40	2/20/2025	5/28/2025	200,000,000	202,371,111	U.S. Treasuries (including strips)	0.50 - 3.50	8/31/2027 - 5/15/2041	205,950,372
Lloyds Bank PLC	4.40	2/19/2025	5/23/2025	200,000,000	202,273,333	U.S. Treasuries (including strips)	1.25 - 2.88	5/15/2027 - 5/15/2028	205,673,614
Lloyds Bank PLC	4.40	2/25/2025	5/20/2025	100,000,000	101,026,666	U.S. Treasuries (including strips)	1.88 - 3.88	5/31/2027 - 5/15/2032	102,945,267
Lloyds Bank PLC	4.38	2/7/2025	5/7/2025	189,000,000	191,046,555	U.S. Treasuries (including strips)	0.88 - 4.63	11/15/2026 - 11/15/2033	195,123,912
MUFG Securities (Canada), Ltd.	4.37	3/20/2025	6/9/2025	319,000,000	322,136,568	Agency Mortgage-Backed Securities	1.50 - 8.00	12/1/2027 - 6/15/2065	315,244,407
						U.S. Treasuries (including strips)	0.00 - 4.75	7/15/2025 - 8/15/2054	11,837,175
									327,081,582
MUFG Securities (Canada), Ltd.	4.35	3/20/2025	6/9/2025	301,000,000	303,946,037	U.S. Treasuries (including strips)	0.00 - 6.13	7/22/2025 - 11/15/2054	308,796,894
MUFG Securities (Canada), Ltd.	4.32	3/20/2025	5/8/2025	157,000,000	157,923,160	U.S. Treasuries (including strips)	0.00 - 4.63	5/15/2025 - 8/15/2054	161,203,213
MUFG Securities EMEA PLC	4.32	4/8/2025	5/8/2025	946,000,000	949,405,600	U.S. Treasuries (including strips)	1.13 - 4.13	10/31/2026 - 8/15/2044	967,075,952
MUFG Securities EMEA PLC	4.32	4/7/2025	5/5/2025	948,000,000	951,185,280	U.S. Treasuries (including strips)	0.63 - 5.38	10/15/2027 - 8/15/2044	969,343,851
MUFG Securities EMEA PLC	4.38	4/30/2025	5/1/2025	570,000,000	570,069,350	U.S. Treasuries (including strips)	0.25 - 3.88	9/30/2025 - 3/31/2027	581,360,950
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.37	3/20/2025	6/9/2025	1,230,000,000	1,242,093,975	Agency Mortgage-Backed Securities	1.50 - 7.00	5/25/2025 - 5/1/2055	1,260,996,370
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.35	3/20/2025	6/9/2025	301,000,000	303,946,037	U.S. Treasuries (including strips)	0.00 - 4.63	10/23/2025 - 11/15/2044	308,578,206
Mizuho Securities U.S.A., Inc.	4.37	4/30/2025	5/7/2025	232,000,000	232,197,136	U.S. Treasuries (including strips)	1.38 - 1.88	10/31/2028 - 2/15/2032	236,668,738
Morgan Stanley & CO LLC	4.38	4/30/2025	5/1/2025	1,390,000,000	1,390,169,117	Agency Mortgage-Backed Securities	1.40 - 8.50	8/20/2026 - 10/15/2059	210,447,745
						U.S. Treasuries (including strips)	0.63 - 3.75	12/31/2027 - 8/15/2050	1,169,516,396
						Agency Debentures and Agency Strips	0.00	4/15/2030	38,008,359
									1,417,972,500
NatWest Market Securities Inc	4.37	4/30/2025	5/1/2025	155,000,000	155,018,815	U.S. Treasuries (including strips)	2.75 - 4.38	8/15/2027 - 5/31/2029	158,119,218
NatWest Market Securities Inc	4.32	4/24/2025	5/1/2025	602,000,000	602,505,680	U.S. Treasuries (including strips)	1.50 - 4.63	9/15/2025 - 2/15/2042	614,555,807
Norinchukin Bank	4.38	4/29/2025	5/2/2025	203,000,000	203,074,095	U.S. Treasuries (including strips)	0.00 - 4.38	8/15/2033 - 2/15/2043	207,085,211
PNC Bank NA	4.38	4/30/2025	5/1/2025	173,000,000	173,021,048	Agency Mortgage-Backed Securities	2.00 - 4.00	3/1/2036 - 4/1/2052	176,481,470
PNC Bank NA	4.37	4/30/2025	5/1/2025	158,000,000	158,019,179	U.S. Treasuries (including strips)	0.50	2/28/2026	161,179,624
RBC Dominion Securities	4.31	3/20/2025	5/8/2025	1,252,000,000	1,259,344,719	U.S. Treasuries (including strips)	0.00 - 4.63	9/30/2025 - 2/15/2055	1,285,573,838
RBC Financial Group	4.33	4/28/2025	6/30/2025	1,833,000,000	1,846,889,558	Agency Mortgage-Backed Securities	1.29 - 7.00	1/1/2027 - 4/1/2055	1,878,680,550
						U.S. Treasuries (including strips)	2.38	11/15/2049	4,639
									1,878,685,189
SMBC Nikko Securities America, Inc.	4.37	4/28/2025	5/5/2025	311,000,000	311,264,264	U.S. Treasuries (including strips)	0.00 - 4.75	9/18/2025 - 8/15/2049	317,971,609
SMBC Nikko Securities America, Inc.	4.38	4/30/2025	5/1/2025	2,021,000,000	2,021,245,888	U.S. Treasuries (including strips)	0.00 - 4.88	5/15/2025 - 2/15/2055	2,062,469,739
SMBC Nikko Securities America, Inc.	4.38	4/30/2025	5/1/2025	417,000,000	417,050,735	Agency Mortgage-Backed Securities	1.50 - 8.00	10/1/2025 - 7/15/2066	418,521,193
						U.S. Treasuries (including strips)	0.00 - 4.75	9/18/2025 - 2/15/2045	6,870,602
									425,391,795
Societe Generale	4.37	4/30/2025	5/7/2025	522,000,000	522,443,555	Agency Mortgage-Backed Securities	2.00 - 5.50	7/1/2050 - 8/1/2053	532,504,632
Societe Generale	4.37	4/28/2025	5/5/2025	1,089,000,000	1,089,925,348	U.S. Treasuries (including strips)	3.88 - 4.38	3/31/2027 - 4/30/2030	1,111,184,539
Sumitomo Mitsui Banking Corp	4.36	4/30/2025	5/14/2025	75,000,000	75,127,167	U.S. Treasuries (including strips)	1.63 - 4.38	8/31/2028 - 8/15/2029	76,611,305
TD Securities (U.S.A.)	4.39	4/30/2025	5/1/2025	865,000,000	865,105,482	Agency Mortgage-Backed Securities	1.50 - 8.00	5/25/2025 - 4/1/2055	882,407,592
TD Securities (U.S.A.)	4.38	4/30/2025	5/1/2025	465,000,000	465,056,575	U.S. Treasuries (including strips)	1.38 - 6.75	8/15/2026 - 2/15/2054	476,598,148
US Bancorp Inv	4.37	4/30/2025	5/1/2025	369,000,000	369,044,793	U.S. Treasuries (including strips)	0.00 - 4.63	9/15/2025 - 2/15/2055	376,536,461
Wells Fargo Securities, LLC	4.37	3/5/2025	6/5/2025	591,000,000	597,600,156	Agency Mortgage-Backed Securities	1.50 - 7.50	12/1/2027 - 4/1/2055	606,991,012
Wells Fargo Securities, LLC	4.36	3/20/2025	5/23/2025	456,000,000	459,534,507	Agency Mortgage-Backed Securities	1.50 - 7.50	5/1/2026 - 5/1/2055	467,485,910
Wells Fargo Securities, LLC	4.36	3/20/2025	5/20/2025	1,138,000,000	1,146,407,291	Agency Mortgage-Backed Securities	1.50 - 7.00	10/1/2025 - 1/1/2057	1,166,664,399
Wells Fargo Securities, LLC	4.38	2/18/2025	5/19/2025	911,000,000	920,975,450	Agency Mortgage-Backed Securities	1.50 - 6.50	3/1/2026 - 5/1/2055	937,359,968
Wells Fargo Securities, LLC	4.36	3/14/2025	5/14/2025	453,000,000	456,346,663	Agency Mortgage-Backed Securities	1.50 - 6.50	1/1/2032 - 5/1/2055	464,746,109
Wells Fargo Securities, LLC	4.37	2/7/2025	5/8/2025	1,362,000,000	1,376,879,850	Agency Mortgage-Backed Securities	1.00 - 7.00	10/1/2025 - 9/1/2057	1,403,236,980
Wells Fargo Securities, LLC	4.37	2/6/2025	5/8/2025	907,000,000	917,019,075	Agency Mortgage-Backed Securities	2.00 - 6.50	9/1/2027 - 5/1/2055	934,573,345
Total Repurchase Agreements				$ 159,927,280,000	160,257,775,234				163,433,928,254

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$35,238,294,000 due 05/01/2025 at 4.38%
BNP Paribas SA	694,436,000
Bank of America NA	1,249,985,000
Bank of Nova Scotia/The	559,072,000
Bny Mellon Capital Market LLC	862,901,000
BofA Securities Inc	1,339,212,000
Citigroup Global Capital Markets Inc.	6,582,609,000
HSBC Securities Inc. (U.S.A.)	847,949,000
JPMorgan Securities LLC	5,629,060,000
MUFG Securities (Canada) Ltd.	1,302,068,000
Nomura Securities International Inc	1,027,440,000
Rbc Dominion Securities Inc	2,586,459,000
Royal Bank of Canada	320,600,000
Societe Generale SA	753,675,000
Sumitomo Mitsui Banking Corp	6,840,199,000
Sumitomo Mitsui Banking Corp/New York	3,240,804,000
Wells Fargo Bank NA	1,388,873,000
Wells Fargo Securities LLC	12,952,000
35,238,294,000
$50,652,000 due 05/01/2025 at 4.37%
BofA Securities Inc	15,616,000
Citigroup Global Capital Markets Inc.	33,810,000
Rbc Dominion Securities Inc	1,226,000
50,652,000
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including repurchase agreements of $205,913,226,000) - See accompanying schedule: Unaffiliated issuers (cost $406,479,968,443)		$406,479,968,443
Cash		1,697,000,771
Receivable for investments sold		128,240
Receivable for fund shares sold		1,785,556,911
Interest receivable		905,245,430
Prepaid expenses		95,216
Receivable from investment adviser for expense reductions		602,823
Other receivables		2,662,793
Total assets		410,871,260,627
Liabilities
Payable for investments purchased	$11,266,000,000
Payable for fund shares redeemed	1,722,831,825
Distributions payable	199,322,933
Accrued management fee	83,206,106
Distribution and service plan fees payable	3,551,420
Other affiliated payables	53,293,874
Other payables and accrued expenses	14,659,224
Total liabilities		13,342,865,382
Net Assets		$397,528,395,245
Net Assets consist of:
Paid in capital		$397,528,177,660
Total accumulated earnings (loss)		217,585
Net Assets		$397,528,395,245

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($3,884,046,365 ÷ 3,882,900,371 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($8,828,741,490 ÷ 8,826,526,409 shares)		$1.00
Advisor M Class :
Net Asset Value, offering price and redemption price per share ($230,273,583 ÷ 230,288,233 shares)		$1.00
Fidelity Government Money Market Fund :
Net Asset Value, offering price and redemption price per share ($366,312,998,233 ÷ 366,308,735,646 shares)		$1.00
Class S :
Net Asset Value, offering price and redemption price per share ($97,972,448 ÷ 97,974,701 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($13,457,451,904 ÷ 13,454,291,164 shares)		$1.00
Class K6 :
Net Asset Value, offering price and redemption price per share ($4,716,911,222 ÷ 4,717,113,599 shares)		$1.00
Statement of Operations
Year ended April 30, 2025
Investment Income
Interest		$17,572,287,288
Expenses
Management fee	$903,595,781
Transfer agent fees	569,460,308
Distribution and service plan fees	41,864,174
Accounting fees and expenses	7,826,328
Custodian fees and expenses	2,119,390
Independent trustees' fees and expenses	905,242
Registration fees	24,535,935
Audit fees	73,330
Legal	1,033,753
Miscellaneous	753,891
Total expenses before reductions	1,552,168,132
Expense reductions	(6,852,074)
Total expenses after reductions		1,545,316,058
Net Investment income (loss)		16,026,971,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	700,323
Total net realized gain (loss)		700,323
Net increase in net assets resulting from operations		$16,027,671,553
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,026,971,230	$14,490,654,516
Net realized gain (loss)	700,323	214,279
Net increase in net assets resulting from operations	16,027,671,553	14,490,868,795
Distributions to shareholders	(16,025,941,241)	(14,490,804,385)

Share transactions - net increase (decrease)	73,298,904,610	64,318,531,890
Total increase (decrease) in net assets	73,300,634,922	64,318,596,300

Net Assets
Beginning of period	324,227,760,323	259,909,164,023
End of period	$397,528,395,245	$324,227,760,323

Financial Highlights
Fidelity® Government Money Market Fund Capital Reserves Class

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.039	.044	.022	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.039	.044	.022	- B	- B
Distributions from net investment income	(.039)	(.044)	(.022)	- B	- B
Total distributions	(.039)	(.044)	(.022)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.02%	4.49%	2.20%	.01%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.96%	.96%	.96%	.96%	.96%
Expenses net of fee waivers, if any	.95%	.95%	.92%	.10%	.15%
Expenses net of all reductions, if any	.95%	.95%	.92%	.10%	.15%
Net investment income (loss)	3.92%	4.41%	2.18%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,884,046	$4,287,977	$5,294,932	$7,465,539	$7,539,252

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Government Money Market Fund Daily Money Class

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.042	.047	.024	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.042	.047	.024	- B	- B
Distributions from net investment income	(.042)	(.047)	(.024)	- B	- B
Total distributions	(.042)	(.047)	(.024)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.28%	4.75%	2.43%	.01%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.10%	.15%
Expenses net of all reductions, if any	.70%	.70%	.70%	.10%	.15%
Net investment income (loss)	4.17%	4.66%	2.40%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$8,828,741	$8,045,975	$7,151,812	$7,389,338	$7,356,206

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Government Money Market Fund Advisor M Class

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.042	.047	.024	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.042	.047	.024	- B	- B
Distributions from net investment income	(.042)	(.047)	(.024)	- B	- B
Total distributions	(.042)	(.047)	(.024)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.28%	4.75%	2.43%	.01%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.10%	.15%
Expenses net of all reductions, if any	.70%	.70%	.70%	.10%	.15%
Net investment income (loss)	4.17%	4.66%	2.40%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$230,274	$182,081	$172,227	$148,512	$124,205

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Government Money Market Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.045	.049	.027	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.045	.049	.027	- B	- B
Distributions from net investment income	(.045)	(.049)	(.027)	- B	- B
Total distributions	(.045)	(.049)	(.027)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.57%	5.05%	2.72%	.01%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.10%	.15%
Expenses net of all reductions, if any	.42%	.42%	.42%	.10%	.15%
Net investment income (loss)	4.45%	4.94%	2.68%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$366,312,998	$297,752,603	$236,784,703	$230,027,515	$200,115,905

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Government Money Market Fund Class S

Years ended April 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.045	.049	.027	- C
Net realized and unrealized gain (loss) C	-	-	-	-
Total from investment operations	.045	.049	.027	- C
Distributions from net investment income	(.045)	(.049)	(.027)	- C
Total distributions	(.045)	(.049)	(.027)	- C
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return D,E	4.57%	5.05%	2.72%	-%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46%	.46%	.46%	.46% H
Expenses net of fee waivers, if any	.42%	.42%	.42%	.14% H
Expenses net of all reductions, if any	.42%	.42%	.42%	.14% H
Net investment income (loss)	4.45%	4.94%	2.68%	.01% H
Supplemental Data
Net assets, end of period (000 omitted)	$97,972	$108,217	$116,643	$100

AFor the period December 2, 2021 (commencement of sale of shares) through April 30, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Fidelity® Government Money Market Fund Premium Class

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.046	.050	.028	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.046	.050	.028	- B	- B
Distributions from net investment income	(.046)	(.050)	(.028)	- B	- B
Total distributions	(.046)	(.050)	(.028)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.67%	5.15%	2.82%	.01%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.32%	.32%	.32%	.09%	.15%
Expenses net of all reductions, if any	.32%	.32%	.32%	.09%	.15%
Net investment income (loss)	4.55%	5.04%	2.78%	.01%	-% F
Supplemental Data
Net assets, end of period (000 omitted)	$13,457,452	$10,394,158	$7,609,041	$4,352,205	$4,713,643

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
Fidelity® Government Money Market Fund Class K6

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.046	.051	.029	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.046	.051	.029	- B	- B
Distributions from net investment income	(.046)	(.051)	(.029)	- B	- B
Total distributions	(.046)	(.051)	(.029)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.75%	5.22%	2.89%	.02%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.09%	.14%
Expenses net of all reductions, if any	.25%	.25%	.25%	.09%	.14%
Net investment income (loss)	4.62%	5.11%	2.85%	.02%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$4,716,911	$3,456,750	$2,779,806	$2,174,050	$1,660,582

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Advisor M Class, Fidelity Government Money Market Fund, Class S, Premium Class and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class S shares are offered only to the Fidelity FDIC-Insured Deposit Sweep Program.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Money Market Fund	$2,662,793

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$406,479,968,443

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$867,361
Capital loss carryforward	$(649,774)
Net unrealized appreciation (depreciation) on securities and other investments	$-

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(649,774)
Total capital loss carryforward	$(649,774)

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$16,025,941,241	$14,490,804,385

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Capital Reserves Class	.25%	.25%	20,011,234	3,421,354
Daily Money Class	- %	.25%	21,372,290	1,546,156
Advisor M Class	- %	.25%	480,650	6,680
			41,864,174	4,974,190
Sales Load. FDC receives the proceeds of contingent deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges. In addition, FDC receives deferred sales charges for Advisor M Class shares purchased by exchange from Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Daily Money Class	1,412

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class and Class K6 which pays .10% and .01% of class-level average net assets, respectively.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Capital Reserves Class	8,004,493.20
Daily Money Class	17,097,832.20
Advisor M Class	384,520.20
Fidelity Government Money Market Fund	531,607,622.16
Class S	261,718.20
Premium Class	11,707,597.10
Class K6	396,526.01
	569,460,308

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Government Money Market Fund	-A

A Amount represents less than .005%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Government Money Market Fund	373,146

4. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)	Expiration Date
Capital Reserves Class	.95%	416,774	August 31, 2026
Daily Money Class	.70%	867,099	August 31, 2026
Advisor M Class	.70%	19,741	August 31, 2026
Class S	.42%	53,233	August 31, 2026
Premium Class	.32%	4,699,600	August 31, 2026
Class K6	.25%	795,627	August 31, 2026
		6,852,074
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended April 30, 2025	Year ended April 30, 2024
Fidelity Government Money Market Fund
Distributions to shareholders
Capital Reserves Class	$158,016,170	$209,843,505
Daily Money Class	356,917,449	366,564,610
Advisor M Class	8,031,565	8,397,734
Fidelity Government Money Market Fund	14,782,319,185	13,287,220,583
Class S	5,749,688	5,001,869
Premium Class	532,064,124	459,759,370
Class K6	182,843,060	154,016,714
Total	$16,025,941,241	$14,490,804,385
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2025	Year ended April 30, 2024	Year ended April 30, 2025	Year ended April 30, 2024
Fidelity Government Money Market Fund
Capital Reserves Class
Shares sold	18,454,832,381	21,707,243,721	$18,454,832,381	$21,707,243,721
Reinvestment of distributions	99,479,480	131,813,617	99,479,480	131,813,617
Shares redeemed	(18,958,157,684)	(22,845,751,626)	(18,958,157,684)	(22,845,751,626)
Net increase (decrease)	(403,845,823)	(1,006,694,288)	$(403,845,823)	$(1,006,694,288)
Daily Money Class
Shares sold	36,003,268,978	34,050,419,077	$36,003,268,978	$34,050,419,077
Reinvestment of distributions	248,435,633	255,581,510	248,435,633	255,581,510
Shares redeemed	(35,469,160,646)	(33,412,039,933)	(35,469,160,646)	(33,412,040,121)
Net increase (decrease)	782,543,965	893,960,654	$782,543,965	$893,960,466
Advisor M Class
Shares sold	201,132,042	143,344,974	$201,132,042	$143,345,959
Reinvestment of distributions	7,821,036	8,228,491	7,821,036	8,228,491
Shares redeemed	(160,756,898)	(141,713,043)	(160,756,898)	(141,713,043)
Net increase (decrease)	48,196,180	9,860,422	$48,196,180	$9,861,407
Fidelity Government Money Market Fund
Shares sold	1,370,270,391,893	1,046,777,546,057	$1,370,270,391,886	$1,046,778,115,923
Reinvestment of distributions	12,435,342,663	10,815,222,326	12,435,342,663	10,815,222,326
Shares redeemed	(1,314,146,305,500)	(996,625,006,960)	(1,314,146,305,494)	(996,625,006,952)
Net increase (decrease)	68,559,429,056	60,967,761,423	$68,559,429,055	$60,968,331,297
Class S
Shares sold	1,279,893,801	994,000,974	$1,279,893,801	$994,000,974
Reinvestment of distributions	4,745,973	4,374,189	4,745,973	4,374,189
Shares redeemed	(1,294,884,332)	(1,006,799,845)	(1,294,884,332)	(1,006,799,845)
Net increase (decrease)	(10,244,558)	(8,424,682)	$(10,244,558)	$(8,424,682)
Premium Class
Shares sold	15,694,035,976	12,157,555,622	$15,694,035,975	$12,157,555,621
Reinvestment of distributions	467,292,883	405,047,867	467,292,883	405,047,867
Shares redeemed	(13,098,754,645)	(9,778,099,109)	(13,098,754,645)	(9,778,099,109)
Net increase (decrease)	3,062,574,214	2,784,504,380	$3,062,574,213	$2,784,504,379
Class K6
Shares sold	3,818,432,334	2,419,758,703	$3,818,432,334	$2,419,758,703
Reinvestment of distributions	182,815,441	153,994,759	182,815,441	153,994,759
Shares redeemed	(2,740,996,197)	(1,896,760,151)	(2,740,996,197)	(1,896,760,151)
Net increase (decrease)	1,260,251,578	676,993,311	$1,260,251,578	$676,993,311
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 54.33% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $15,017,898,010 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $16,025,570,726 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703529.127
SPU-ANN-0625
Fidelity® Treasury Digital Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Treasury Digital Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 100.0%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 5/1/2025	4.24	39,707,300	39,707,300
US Treasury Bills 0% 5/13/2025	4.22	15,208,000	15,186,658
US Treasury Bills 0% 5/27/2025	4.26	5,082,900	5,067,335
US Treasury Bills 0% 7/22/2025	4.24	5,069,000	5,020,680
US Treasury Bills 0% 7/3/2025	4.23	36,157,000	35,891,879
TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,873,852)			100,873,852

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $100,873,852)	100,873,852
NET OTHER ASSETS (LIABILITIES) - 0.0%	(13,169)
NET ASSETS - 100.0%	100,860,683

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $100,873,852)		$100,873,852
Cash		30
Receivable from investment adviser for expense reductions		5,222
Total assets		100,879,104
Liabilities
Accrued management fee	$18,421
Total liabilities		18,421
Net Assets		$100,860,683
Net Assets consist of:
Paid in capital		$100,860,682
Total accumulated earnings (loss)		1
Net Assets		$100,860,683
Net Asset Value, offering price and redemption price per share ($100,860,683 ÷ 100,860,682 shares)		$1.00
Statement of Operations
For the period December 23, 2024 (commencement of operations) through April 30, 2025
Investment Income
Interest		$714,553
Expenses
Management fee	$42,847
Independent trustees' fees and expenses	18
Total expenses before reductions	42,865
Expense reductions	(13,033)
Total expenses after reductions		29,832
Net Investment income (loss)		684,721
Net increase in net assets resulting from operations		$684,721
Statement of Changes in Net Assets

For the period December 23, 2024 (commencement of operations) through April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$684,721
Net increase in net assets resulting from operations	684,721
Distributions to shareholders	(684,720)

Share transactions
Proceeds from sales of shares	100,175,962
Reinvestment of distributions	684,720

Net increase (decrease) in net assets and shares resulting from share transactions	100,860,682
Total increase (decrease) in net assets	100,860,683

Net Assets
Beginning of period	-
End of period	$100,860,683

Other Information
Shares
Sold	100,175,962
Issued in reinvestment of distributions	684,720
Net increase (decrease)	100,860,682

Financial Highlights
Fidelity® Treasury Digital Fund Liquidity

Years ended April 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss) B	.015
Net realized and unrealized gain (loss)	-
Total from investment operations	.015
Distributions from net investment income	(.015)
Total distributions	(.015)
Net asset value, end of period	$1.00
Total Return C,D	1.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.26% G,H
Expenses net of fee waivers, if any	.18 % G
Expenses net of all reductions, if any	.18% G
Net investment income (loss)	4.13% G
Supplemental Data
Net assets, end of period (000 omitted)	$100,861

AFor the period December 23, 2024 (commencement of operations) through April 30, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Treasury Digital Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$100,873,852

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

April 30, 2025A
Ordinary Income	$684,720

A For the period December 23, 2024 (commencement of operations) through April 30, 2025.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. For the period there were no commitment fees.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
5. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .18% of average net assets. This reimbursement will remain in place through August 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $13,030.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Treasury Digital Fund	1	95%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Treasury Digital Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Treasury Digital Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 23, 2024 (commencement of operations) through April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period December 23, 2024 (commencement of operations) through April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 100.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,091 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $684,720 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Treasury Digital Fund
At its November 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously,as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed class-level management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions, and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is above the median fee rate of funds with similar Morningstar classifications, but that most competitor funds do not have a management fee that covers expenses for services beyond portfolio management. The Board also considered that the estimated total gross and net (after reflecting the agreement by FMR referred to in the next paragraph) expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 18 bp through August 31, 2026.
Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved through September 30, 2026.
Board Approval of Investment Advisory Contract and Management Fees
Fidelity Treasury Digital Fund
At its March 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Amended Contract) for the fund to add the management fee rate for OnChain class of the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services to be provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family, in connection with its initial approval of the fund's current management contract at its November 2024 meeting. At that meeting, the Board concluded that the nature, extent and quality of the services to be provided to the fund under the existing management contract should benefit the fund's shareholders. In connection with its approval of the Amended Contract at its March 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to OnChain class of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Amended Contract, the Board considered the proposed class-level management fee rate of OnChain class of the fund out of which FMR will pay all operating expenses of the fund, with certain limited exceptions, and the projected total expense ratio of OnChain class. The Board noted that the proposed class-level management fee rate for OnChain class of the fund is above the median fee rate of funds with similar Morningstar classifications, but that the majority of such competitor funds do not have a management fee that covers expenses for services beyond portfolio management. The Board also considered that the estimated total net expense ratio of OnChain class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 20 bp for OnChain class through August 31, 2026.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that the proposed management fee and projected total expense ratio of OnChain class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Amended Contract. In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for OnChain class was fair and reasonable, and that the fund's Amended Contract should be approved through September 30, 2026.

1.9917092.100
TDL-ANN-0625
Fidelity® Money Market Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Money Market Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Repurchase Agreements - 57.5%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.38%, dated 5/1/2025 due 5/2/2025 (b)	2,414,293,703	2,414,000,000
ING Financial Markets LLC 4.38%, dated 5/1/2025 due 5/2/2025 (b)	515,062,658	515,000,000
Investments in repurchase agreements in a joint trading account at 4.38%, dated 4/30/2025 due 5/1/2025 (Collateralized by U.S. Government Obligations)#	11,545,508,113	11,544,105,000
RBC Financial Group 4.32%, dated 5/1/2025 due 7/8/2025 (b)	570,618,560	566,000,000
Repurchase Agreements*	59,820,394,968	59,731,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $74,770,105,000)		74,770,105,000

Certificates of Deposit - 8.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Bank of Montreal/Chicago IL yankee 4.65% 5/27/2025	4.65	90,500,000	90,500,000
Canadian Imperial Bank of Commerce/New York NY yankee 4.55% 6/13/2025	4.55	231,000,000	231,000,000
Canadian Imperial Bank of Commerce/New York NY yankee 4.55% 6/16/2025	4.55	231,000,000	231,000,000
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.16%, 4.52% 9/19/2025 (d)(e)	4.52	224,000,000	224,000,000
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.2%, 4.56% 9/19/2025 (d)(e)	4.56	225,000,000	225,000,000
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.2%, 4.56% 9/22/2025 (d)(e)	4.56	224,000,000	224,000,000
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.21%, 4.57% 5/12/2025 (d)(e)	4.57	113,000,000	113,000,000
KBC Bank NV/New York NY yankee 4.4% 6/2/2025	4.40	89,000,000	89,000,000
KBC Bank NV/New York NY yankee 4.45% 7/23/2025	4.45	229,000,000	229,000,000
KBC Bank NV/New York NY yankee 4.45% 7/24/2025	4.45	229,000,000	229,000,000
Landesbank Baden-Wuerttemberg/New York NY yankee 4.38% 5/1/2025	4.38	228,000,000	228,000,000
Landesbank Baden-Wuerttemberg/New York NY yankee 4.38% 5/2/2025	4.38	228,000,000	228,000,000
Landesbank Baden-Wuerttemberg/New York NY yankee 4.38% 5/6/2025	4.38	228,000,000	228,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.18%, 4.54% 6/10/2025 (d)(e)	4.54	219,000,000	219,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.18%, 4.54% 6/11/2025 (d)(e)	4.54	229,000,000	229,000,000
Mizuho Bank Ltd/New York NY yankee 4.43% 7/2/2025	4.43	135,000,000	135,000,000
Mizuho Bank Ltd/New York NY yankee 4.43% 7/3/2025	4.43	225,000,000	225,000,000
Mizuho Bank Ltd/New York NY yankee 4.44% 6/24/2025	4.44	90,000,000	90,000,000
Mizuho Bank Ltd/New York NY yankee 4.44% 6/26/2025	4.44	90,000,000	90,000,000
MUFG Bank Ltd/New York NY yankee 4.4% 7/17/2025	4.40	225,000,000	225,000,000
MUFG Bank Ltd/New York NY yankee 4.4% 7/18/2025	4.40	137,000,000	137,000,000
MUFG Bank Ltd/New York NY yankee 4.45% 7/29/2025	4.45	229,000,000	229,000,000
MUFG Bank Ltd/New York NY yankee 4.45% 8/8/2025	4.45	229,000,000	229,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.15%, 4.51% 7/14/2025 (d)(e)	4.51	554,000,000	554,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.15%, 4.51% 7/15/2025 (d)(e)	4.51	571,000,000	571,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.15%, 4.51% 7/16/2025 (d)(e)	4.51	229,000,000	229,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.18%, 4.54% 6/5/2025 (d)(e)	4.54	224,000,000	224,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.2%, 4.56% 5/22/2025 (d)(e)	4.56	220,000,000	220,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.2%, 4.56% 5/23/2025 (d)(e)	4.56	229,000,000	229,000,000
MUFG Bank Ltd/New York NY yankee U.S. SOFR Index + 0.21%, 4.57% 5/15/2025 (d)(e)	4.57	269,000,000	269,000,000
State Street Bank & Trust Co U.S. SOFR Index + 0.22%, 4.58% 6/16/2025 (d)(e)	4.58	359,000,000	359,000,000
Sumitomo Mitsui Banking Corp/New York yankee 4.4% 6/17/2025	4.40	224,000,000	224,000,000
Sumitomo Mitsui Banking Corp/New York yankee 4.4% 6/30/2025	4.40	135,000,000	135,000,000
Sumitomo Mitsui Banking Corp/New York yankee 4.4% 7/10/2025	4.40	229,000,000	229,000,000
Sumitomo Mitsui Banking Corp/New York yankee 4.4% 7/11/2025	4.40	314,000,000	314,000,000
Sumitomo Mitsui Banking Corp/New York yankee 4.4% 7/9/2025	4.40	219,000,000	219,000,000
Sumitomo Mitsui Trust NY yankee 4.4% 6/11/2025	4.40	224,000,000	224,000,000
Sumitomo Mitsui Trust NY yankee 4.4% 6/12/2025	4.40	224,000,000	224,000,000
Sumitomo Mitsui Trust NY yankee 4.4% 6/13/2025	4.40	224,000,000	224,000,000
Sumitomo Mitsui Trust NY yankee 4.4% 6/17/2025	4.40	191,000,000	191,000,000
Sumitomo Mitsui Trust NY yankee 4.43% 5/28/2025	4.43	220,000,000	220,000,000
Sumitomo Mitsui Trust NY yankee 4.43% 5/29/2025	4.43	229,000,000	229,000,000
Sumitomo Mitsui Trust NY yankee 4.43% 6/6/2025	4.43	224,000,000	224,000,000
Sumitomo Mitsui Trust NY yankee 4.43% 6/9/2025	4.43	225,000,000	225,000,000
Sumitomo Mitsui Trust NY yankee 4.46% 7/25/2025	4.46	229,000,000	229,000,000
Sumitomo Mitsui Trust NY yankee 4.46% 7/29/2025	4.46	229,000,000	229,000,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $10,372,500,000)			10,372,500,000

Commercial Paper - 15.5%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.2%, 4.56% 10/2/2025 (d)(e)	4.56	448,000,000	448,000,000
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.2%, 4.56% 9/23/2025 (d)(e)	4.56	224,000,000	224,000,000
Australia & New Zealand Banking Group Ltd yankee U.S. SOFR Index + 0.16%, 4.52% 9/12/2025 (d)(e)	4.52	123,000,000	123,000,000
Australia & New Zealand Banking Group Ltd yankee U.S. SOFR Index + 0.2%, 4.56% 10/1/2025 (d)(e)	4.56	447,000,000	447,000,000
Bank of Montreal U.S. SOFR Index + 0.16%, 4.52% 9/4/2025 (d)(e)	4.52	112,000,000	112,000,000
Bank of Montreal U.S. SOFR Index + 0.16%, 4.52% 9/5/2025 (d)(e)	4.52	223,000,000	223,000,000
Bank of Montreal U.S. SOFR Index + 0.21%, 4.57% 5/1/2025 (d)(e)	4.57	159,000,000	159,000,000
Bank of Montreal yankee 4.385% 5/12/2025	4.44	111,000,000	110,851,275
Bank of Montreal yankee 4.395% 5/28/2025	4.45	268,000,000	267,116,606
Bank of Montreal yankee 4.45% 6/11/2025	4.55	113,000,000	112,427,567
Bank of Montreal yankee 4.496% 6/3/2025	4.60	225,000,000	224,072,803
Bank of Nova Scotia/The U.S. SOFR Index + 0.21%, 4.57% 5/9/2025 (d)(e)	4.57	227,000,000	227,000,000
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 4.4% 5/20/2025 (f)	4.44	223,000,000	222,482,144
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 4.42% 5/1/2025 (f)	4.46	223,000,000	223,000,000
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 4.44% 5/12/2025 (f)	4.46	112,000,000	111,848,053
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 4.45% 7/2/2025 (f)	4.48	228,000,000	226,252,633
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 4.455% 6/24/2025 (f)	4.49	228,000,000	226,476,391
Bedford Row Funding Corp 4.365% 7/23/2025 (Liquidity Facility Royal Bank Of Canada)	4.43	180,000,000	178,188,525
Bedford Row Funding Corp 4.53% 5/21/2025 (Liquidity Facility Royal Bank Of Canada)	4.64	135,000,000	134,660,250
Bedford Row Funding Corp U.S. SOFR Index + 0.2%, 4.56% 10/3/2025 (Liquidity Facility Royal Bank Of Canada) (d)(e)	4.56	89,000,000	89,000,000
Bedford Row Funding Corp U.S. SOFR Index + 0.23%, 4.59% 5/19/2025 (Liquidity Facility Royal Bank Of Canada) (d)(e)	4.59	91,000,000	91,000,000
Bedford Row Funding Corp U.S. SOFR Index + 0.24%, 4.6% 7/15/2025 (Liquidity Facility Royal Bank Of Canada) (d)(e)	4.60	67,000,000	67,000,000
BofA Securities Inc 4.45% 7/15/2025	4.50	227,000,000	224,895,521
BofA Securities Inc 4.55% 5/1/2025	4.65	226,000,000	226,000,000
BofA Securities Inc U.S. SOFR Index + 0.17%, 4.53% 8/15/2025 (d)(e)	4.53	179,000,000	179,000,000
Cabot Trail Funding LLC 4.36% 9/2/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	29,910,000	29,460,818
Cabot Trail Funding LLC 4.36% 9/4/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	46,000,000	45,298,040
Cabot Trail Funding LLC 4.37% 8/27/2025 (Liquidity Facility The Toronto Dominion Bank)	4.47	22,000,000	21,684,874
Cabot Trail Funding LLC 4.445% 7/21/2025 (Liquidity Facility The Toronto Dominion Bank)	4.50	123,000,000	121,769,846
Cabot Trail Funding LLC 4.47% 6/16/2025 (Liquidity Facility The Toronto Dominion Bank)	4.57	22,000,000	21,874,343
Cabot Trail Funding LLC 4.47% 6/17/2025 (Liquidity Facility The Toronto Dominion Bank)	4.57	45,000,000	44,737,388
Cabot Trail Funding LLC 4.47% 6/18/2025 (Liquidity Facility The Toronto Dominion Bank)	4.57	45,000,000	44,731,800
Cabot Trail Funding LLC 4.56% 5/20/2025 (Liquidity Facility The Toronto Dominion Bank)	4.67	131,000,000	130,684,728
Cabot Trail Funding LLC 4.56% 5/21/2025 (Liquidity Facility The Toronto Dominion Bank)	4.67	95,000,000	94,759,333
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.16%, 4.52% 9/22/2025 (d)(e)	4.52	223,000,000	223,000,000
Canadian Imperial Bank of Commerce yankee 4.45% 6/11/2025	4.55	208,000,000	206,946,318
Canadian Imperial Bank of Commerce yankee 4.45% 6/12/2025	4.55	231,000,000	229,801,264
Commonwealth Bank of Australia U.S. SOFR Index + 0.23%, 4.59% 6/20/2025 (d)(e)	4.59	113,000,000	113,000,000
Commonwealth Bank of Australia U.S. SOFR Index + 0.23%, 4.59% 6/23/2025 (d)(e)	4.59	113,000,000	113,000,000
Gotham Funding Corp yankee 4.37% 6/18/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	45,000,000	44,737,800
Gotham Funding Corp yankee 4.37% 6/18/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	45,000,000	44,737,800
Gotham Funding Corp yankee 4.37% 6/20/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	89,000,000	88,459,819
Gotham Funding Corp yankee 4.37% 6/20/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	66,000,000	65,599,417
Gotham Funding Corp yankee 4.4% 5/27/2025 (Liquidity Facility Mufg Bank Ltd)	4.45	89,000,000	88,717,178
Gotham Funding Corp yankee 4.44% 5/16/2025 (Liquidity Facility Mufg Bank Ltd)	4.46	112,000,000	111,792,800
JPMorgan Securities LLC 4.42% 6/12/2025	4.52	225,000,000	223,839,750
JPMorgan Securities LLC 4.42% 6/18/2025	4.52	225,000,000	223,674,000
JPMorgan Securities LLC U.S. SOFR Index + 0.25%, 4.61% 7/2/2025 (d)(e)	4.61	112,000,000	112,000,000
Landesbank Baden-Wuerttemberg yankee 4.35% 5/1/2025	4.35	3,420,000,000	3,420,000,000
Liberty Street Funding LLC 4.36% 6/12/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.41	111,000,000	110,435,380
Liberty Street Funding LLC 4.36% 6/18/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.41	111,000,000	110,354,720
Liberty Street Funding LLC 4.36% 7/2/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.41	46,000,000	45,654,591
Liberty Street Funding LLC 4.36% 7/2/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.41	43,000,000	42,677,118
Liberty Street Funding LLC 4.36% 7/3/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.41	12,000,000	11,908,439
Liberty Street Funding LLC 4.37% 7/29/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.44	90,000,000	89,027,675
Liberty Street Funding LLC 4.37% 7/31/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.44	90,000,000	89,005,825
Liberty Street Funding LLC 4.44% 8/15/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.51	46,000,000	45,398,627
Liberty Street Funding LLC 4.45% 7/10/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.50	14,000,000	13,878,861
Liberty Street Funding LLC 4.45% 7/10/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.50	14,000,000	13,878,861
Liberty Street Funding LLC 4.45% 7/11/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.50	44,000,000	43,613,839
Liberty Street Funding LLC 4.45% 7/11/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.50	14,000,000	13,877,131
Lloyds Bank PLC yankee 4.455% 6/18/2025	4.49	136,000,000	135,192,160
Mitsubishi UFJ Trust & Banking Corp/Singapore yankee 4.44% 5/27/2025	4.49	89,000,000	88,714,607
Mitsubishi UFJ Trust & Banking Corp/Singapore yankee 4.44% 6/13/2025	4.49	89,000,000	88,528,003
Mizuho Bank Ltd/Singapore yankee 4.365% 6/17/2025	4.42	89,000,000	88,492,811
Mizuho Bank Ltd/Singapore yankee 4.365% 6/18/2025	4.42	89,000,000	88,482,020
Mizuho Bank Ltd/Singapore yankee 4.405% 5/5/2025	4.45	44,000,000	43,978,464
Mizuho Bank Ltd/Singapore yankee 4.405% 6/3/2025	4.46	42,000,000	41,830,407
Mizuho Bank Ltd/Singapore yankee 4.405% 6/4/2025	4.46	44,000,000	43,816,948
Mizuho Bank Ltd/Singapore yankee 4.425% 5/6/2025	4.48	134,000,000	133,917,646
Mizuho Bank Ltd/Singapore yankee 4.425% 5/7/2025	4.48	134,000,000	133,901,175
Mizuho Bank Ltd/Singapore yankee 4.425% 5/8/2025	4.48	223,000,000	222,808,128
National Australia Bank Ltd U.S. SOFR Index + 0.17%, 4.53% 8/27/2025 (d)(e)	4.53	90,000,000	90,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.19%, 4.55% 10/14/2025 (d)(e)	4.55	135,000,000	135,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.2%, 4.56% 6/2/2025 (d)(e)	4.56	176,000,000	176,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.2%, 4.56% 6/3/2025 (d)(e)	4.56	185,000,000	185,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.23%, 4.59% 6/20/2025 (d)(e)	4.59	225,000,000	225,000,000
National Bank of Canada U.S. SOFR Index + 0.16%, 4.52% 9/12/2025 (d)(e)	4.52	223,000,000	223,000,000
National Bank of Canada yankee 4.52% 5/2/2025	4.63	227,000,000	226,971,499
Nationwide Building Society yankee 4.35% 6/11/2025	4.40	89,000,000	88,559,078
Podium Funding Trust U.S. SOFR Index + 0.18%, 4.54% 9/4/2025 (Liquidity Facility Bank Of Montreal Que) (d)(e)	4.54	89,000,000	89,000,000
Podium Funding Trust U.S. SOFR Index + 0.22%, 4.58% 9/16/2025 (Liquidity Facility Bank Of Montreal Que) (d)(e)	4.58	45,000,000	45,000,000
Podium Funding Trust U.S. SOFR Index + 0.22%, 4.58% 9/29/2025 (Liquidity Facility Bank Of Montreal Que) (d)(e)	4.58	90,000,000	90,000,000
Podium Funding Trust yankee 4.37% 7/23/2025 (Liquidity Facility Bank Of Montreal Que)	4.43	45,000,000	44,546,613
Podium Funding Trust yankee 4.37% 7/24/2025 (Liquidity Facility Bank Of Montreal Que)	4.43	67,000,000	66,316,823
Podium Funding Trust yankee 4.45% 7/10/2025 (Liquidity Facility Bank Of Montreal Que)	4.50	45,000,000	44,610,625
Podium Funding Trust yankee 4.45% 7/16/2025 (Liquidity Facility Bank Of Montreal Que)	4.50	90,000,000	89,154,500
Podium Funding Trust yankee 4.55% 5/20/2025 (Liquidity Facility Bank Of Montreal Que)	4.66	90,000,000	89,783,875
Podium Funding Trust yankee 4.55% 5/23/2025 (Liquidity Facility Bank Of Montreal Que)	4.66	113,000,000	112,685,797
Podium Funding Trust yankee U.S. SOFR Index + 0.22%, 4.58% 9/23/2025 (Liquidity Facility Bank Of Montreal Que) (d)(e)	4.58	67,000,000	67,000,000
Royal Bank of Canada U.S. SOFR Index + 0.18%, 4.54% 9/23/2025 (d)(e)	4.54	445,000,000	445,000,000
Royal Bank of Canada U.S. SOFR Index + 0.18%, 4.54% 9/24/2025 (d)(e)	4.54	445,000,000	445,000,000
Royal Bank of Canada U.S. SOFR Index + 0.18%, 4.54% 9/25/2025 (d)(e)	4.54	223,000,000	223,000,000
Royal Bank of Canada U.S. SOFR Index + 0.18%, 4.54% 9/30/2025 (d)(e)	4.54	446,000,000	446,000,000
Royal Bank of Canada U.S. SOFR Index + 0.21%, 4.57% 5/16/2025 (d)(e)	4.57	453,000,000	453,000,000
Royal Bank of Canada U.S. SOFR Index + 0.21%, 4.57% 5/19/2025 (d)(e)	4.57	453,000,000	453,000,000
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.365% 6/6/2025	4.42	112,000,000	111,511,120
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.395% 5/13/2025	4.44	66,000,000	65,903,310
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.395% 5/14/2025	4.45	223,000,000	222,646,080
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.395% 5/9/2025	4.44	196,000,000	195,808,573
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.4% 5/5/2025	4.45	69,000,000	68,966,267
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.4% 5/5/2025	4.45	65,000,000	64,968,222
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.4% 5/6/2025	4.45	223,000,000	222,863,723
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.405% 5/5/2025	4.45	44,000,000	43,978,464
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.405% 5/7/2025	4.46	89,000,000	88,934,659
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 4.405% 5/8/2025	4.46	223,000,000	222,808,995
Toronto Dominion Bank yankee 4.45% 6/9/2025	4.55	451,000,000	448,825,804
Toronto Dominion Bank yankee 4.48% 5/12/2025	4.60	226,000,000	225,690,631
Toronto Dominion Bank yankee 4.54% 6/2/2025	4.65	220,000,000	219,112,178
Toronto Dominion Bank yankee 4.54% 6/3/2025	4.65	232,000,000	231,034,493
Toyota Motor Credit Corp 4.55% 5/22/2025	4.65	90,000,000	89,761,125
Victory Receivables Corp 4.36% 6/20/2025 (Liquidity Facility Mufg Bank Ltd)	4.41	112,000,000	111,321,778
Victory Receivables Corp 4.37% 6/17/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	66,000,000	65,623,452
Victory Receivables Corp 4.37% 6/17/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	45,000,000	44,743,262
Victory Receivables Corp 4.37% 6/18/2025 (Liquidity Facility Mufg Bank Ltd)	4.42	33,000,000	32,807,719
Victory Receivables Corp 4.37% 6/3/2025 (Liquidity Facility Mufg Bank Ltd)	4.41	45,000,000	44,819,738
Victory Receivables Corp 4.44% 5/13/2025 (Liquidity Facility Mufg Bank Ltd)	4.46	136,000,000	135,798,720
Victory Receivables Corp 4.44% 5/14/2025 (Liquidity Facility Mufg Bank Ltd)	4.46	136,000,000	135,781,947
TOTAL COMMERCIAL PAPER (Cost $20,127,291,590)			20,127,291,590

Time Deposits - 6.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Australia & New Zealand Banking Group Ltd 4.35% 5/7/2025	4.35	228,000,000	228,000,000
DNB Bank ASA 4.33% 5/1/2025	4.33	1,540,830,000	1,540,830,000
ING Bank NV 4.35% 5/1/2025	4.35	683,000,000	683,000,000
ING Bank NV 4.35% 5/2/2025	4.35	683,000,000	683,000,000
Mizuho Bank Ltd Canada Branch 4.35% 5/1/2025	4.35	1,368,000,000	1,368,000,000
National Bank of Canada 4.34% 5/1/2025	4.34	228,000,000	228,000,000
Royal Bank of Canada Toronto 4.34% 5/1/2025	4.34	911,000,000	911,000,000
Royal Bank of Canada Toronto 4.35% 5/5/2025	4.35	455,000,000	455,000,000
Skandinaviska Enskild Bkny 4.33% 5/1/2025	4.33	1,824,000,000	1,824,000,000
Toronto Dominion Bank 4.35% 5/7/2025	4.35	159,000,000	159,000,000
TOTAL TIME DEPOSITS (Cost $8,079,830,000)			8,079,830,000

U.S. Treasury Obligations - 15.5%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/1/2025	4.26	1,275,000,000	1,275,000,000
US Treasury Bills 0% 5/13/2025	4.25 to 4.26	2,313,300,000	2,310,037,098
US Treasury Bills 0% 5/15/2025	4.27	2,500,000,000	2,495,882,444
US Treasury Bills 0% 5/20/2025	4.25	1,757,000,000	1,753,068,224
US Treasury Bills 0% 5/22/2025	4.27 to 4.30	2,647,000,000	2,640,442,802
US Treasury Bills 0% 5/27/2025	4.28	143,000,000	142,559,003
US Treasury Bills 0% 5/29/2025	4.27	2,750,000,000	2,740,920,417
US Treasury Bills 0% 5/6/2025	4.25	1,285,000,000	1,284,243,278
US Treasury Bills 0% 6/10/2025	4.27	30,000,000	29,858,666
US Treasury Bills 0% 6/12/2025	4.26	334,000,000	332,349,762
US Treasury Bills 0% 6/17/2025	4.26 to 4.30	3,013,800,000	2,997,134,077
US Treasury Bills 0% 6/3/2025	4.27	1,285,000,000	1,280,005,633
US Treasury Bills 0% 6/5/2025	4.26	894,500,000	890,812,672
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,172,314,076)			20,172,314,076

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $133,522,040,666)	133,522,040,666
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(3,392,151,406)
NET ASSETS - 100.0%	130,129,889,260

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,010,059,221 or 0.8% of net assets.

(g)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.41	4/30/2025	5/1/2025	170,000,000	170,020,825	Agency Mortgage-Backed Securities	3.38 - 5.50	12/1/2026 - 1/1/2055	172,872,270
						U.S. Treasuries (including strips)	2.88	5/15/2043	549,032
									173,421,302
ABN AMRO Bank NV	4.39	4/30/2025	5/1/2025	180,000,000	180,021,950	U.S. Treasuries (including strips)	0.50 - 4.88	4/30/2026 - 5/15/2047	183,732,497
BMO Capital Markets Corp	4.53	4/30/2025	5/1/2025	47,000,000	47,005,914	Corporate Debt Securities	5.63 - 7.50	8/1/2026 - 2/15/2032	50,767,182
BMO Capital Markets Corp	4.47	4/30/2025	5/1/2025	47,000,000	47,005,836	Corporate Debt Securities	0.70 - 5.13	2/8/2026 - 12/31/2079	49,356,875
BMO Chicago Branch	4.34	4/25/2025	5/12/2025	113,000,000	113,231,587	Agency Mortgage-Backed Securities	2.00 - 8.00	4/20/2051 - 4/20/2055	115,343,372
BMO Chicago Branch	4.36	4/28/2025	5/5/2025	255,000,000	255,216,183	Agency Collateralized Mortgage Obligation	5.45 - 5.60	4/20/2054 - 5/20/2054	262,745,430
BMO Chicago Branch	4.38	4/30/2025	5/1/2025	142,000,000	142,017,277	Agency Mortgage-Backed Securities	3.50 - 7.50	6/15/2050 - 4/20/2055	144,857,623
BMO Chicago Branch	4.37	4/30/2025	5/1/2025	101,000,000	101,012,260	U.S. Treasuries (including strips)	3.00 - 4.38	8/15/2042 - 5/15/2047	103,401,629
BNP Paribas Prime Brokerage, Inc.	4.58	4/30/2025	5/1/2025	556,000,000	556,070,736	Equities	N/A		600,235,837
						Agency Debentures and Agency Strips	3.88	3/15/2028	302,757
									600,538,594
BNP Paribas, SA	4.32	4/29/2025	5/29/2025	258,000,000	258,928,800	U.S. Treasuries (including strips)	3.50 - 4.63	5/31/2030 - 8/15/2054	263,223,171
BNP Paribas, SA	4.36(g)	4/28/2025	5/27/2025	308,000,000	309,081,764	U.S. Treasuries (including strips)	1.88 - 5.00	1/31/2026 - 2/15/2053	314,273,951
BNP Paribas, SA	4.33	4/15/2025	5/15/2025	655,000,000	657,363,458	U.S. Treasuries (including strips)	0.50 - 6.13	1/31/2026 - 2/15/2054	669,385,749
BNP Paribas, SA	4.36(g)	4/7/2025	5/7/2025	101,000,000	101,366,967	U.S. Treasuries (including strips)	1.13 - 4.75	1/31/2026 - 5/15/2042	103,317,659
BNP Paribas, SA	4.30	4/7/2025	5/7/2025	1,005,000,000	1,008,601,250	Agency Mortgage-Backed Securities	0.00 - 8.00	7/1/2025 - 4/20/2065	824,199,580
						U.S. Treasuries (including strips)	0.00 - 4.38	2/15/2028 - 8/15/2054	204,110,079
						Agency Debentures and Agency Strips	2.31 - 4.07	11/21/2033 - 7/14/2036	1,291,324
									1,029,600,983
BNP Paribas, SA	4.36(g)	4/4/2025	5/5/2025	1,007,000,000	1,010,780,726	U.S. Treasuries (including strips)	0.38 - 4.63	1/31/2026 - 2/15/2052	1,030,713,523
Bank of Nova Scotia Toronto Branch	4.47	4/30/2025	5/1/2025	348,000,000	348,043,210	Corporate Debt Securities	0.69 - 7.57	6/1/2025 - 12/31/2079	365,445,664
Barclays Bank PLC	4.33	4/25/2025	5/27/2025	57,000,000	57,219,387	Agency Mortgage-Backed Securities	2.00 - 3.50	1/20/2051 - 5/20/2052	58,181,986
Barclays Bank PLC	4.32	4/24/2025	5/27/2025	113,000,000	113,447,480	Agency Mortgage-Backed Securities	2.50	8/20/2051	115,356,819
Barclays Bank PLC	4.33	4/16/2025	5/16/2025	112,000,000	112,404,133	Agency Mortgage-Backed Securities	2.50 - 5.50	8/20/2051 - 4/1/2055	114,446,108
Barclays Bank PLC	4.35	4/11/2025	5/12/2025	111,000,000	111,415,788	Agency Mortgage-Backed Securities	3.50	4/1/2052	40,847,203
						Agency Collateralized Mortgage Obligation	3.50 - 5.55	5/20/2048 - 1/20/2054	73,358,632
									114,205,835
Barclays Bank PLC	4.33	4/22/2025	5/8/2025	225,000,000	225,433,000	Agency Mortgage-Backed Securities	2.00 - 4.00	11/1/2050 - 4/20/2052	229,748,434
Barclays Bank PLC	4.39	4/30/2025	5/1/2025	114,000,000	114,013,902	Agency Mortgage-Backed Securities	5.00 - 6.50	12/1/2054 - 5/25/2055	64,949,544
						Agency Collateralized Mortgage Obligation	2.50 - 5.18	11/25/2028 - 5/20/2052	52,044,289
									116,993,833
Barclays Bank PLC	4.37	4/30/2025	5/1/2025	879,000,000	879,106,701	U.S. Treasuries (including strips)	0.00 - 5.00	6/10/2025 - 2/15/2044	896,688,883
BofA Securities, Inc.	4.31	3/21/2025	6/20/2025	49,000,000	49,533,841	U.S. Treasuries (including strips)	1.25 - 4.00	4/15/2028 - 2/28/2030	50,225,400
BofA Securities, Inc.	4.36(g)	4/3/2025	6/3/2025	49,000,000	49,362,001	U.S. Treasuries (including strips)	1.50 - 3.13	11/15/2028 - 11/30/2028	50,148,842
BofA Securities, Inc.	4.30	4/7/2025	5/7/2025	56,000,000	56,200,667	Agency Mortgage-Backed Securities	2.50 - 4.00	4/1/2032 - 8/1/2051	57,283,744
Canadian Imperial Bank of Commerce	4.32	4/28/2025	5/28/2025	56,000,000	56,201,600	Agency Mortgage-Backed Securities	3.00 - 7.00	11/1/2048 - 11/1/2054	57,140,563
Canadian Imperial Bank of Commerce	4.34	4/16/2025	5/13/2025	56,000,000	56,182,280	Agency Mortgage-Backed Securities	1.38 - 7.00	8/1/2025 - 5/1/2055	57,221,262
						U.S. Treasuries (including strips)	2.50 - 3.75	12/31/2030 - 2/15/2046	2,086
									57,223,348
Canadian Imperial Bank of Commerce	4.34	4/14/2025	5/13/2025	222,000,000	222,776,137	Agency Mortgage-Backed Securities	1.27 - 7.50	8/1/2025 - 3/20/2065	226,904,076
Canadian Imperial Bank of Commerce	4.33	4/10/2025	5/12/2025	171,000,000	171,658,160	U.S. Treasuries (including strips)	1.13 - 4.75	8/15/2025 - 2/15/2055	174,949,049
Canadian Imperial Bank of Commerce	4.33	4/11/2025	5/8/2025	151,000,000	151,490,372	U.S. Treasuries (including strips)	0.00 - 4.88	6/5/2025 - 11/15/2052	154,688,209
Citibank NA	4.33	4/24/2025	5/1/2025	169,000,000	169,142,289	Agency Mortgage-Backed Securities	2.38 - 6.50	10/1/2025 - 5/1/2055	172,525,134
Citigroup Global Capital Markets, Inc.	4.33	4/24/2025	5/1/2025	253,000,000	253,213,012	Agency Mortgage-Backed Securities	2.29 - 7.66	9/15/2059 - 9/20/2074	241,864,377
						U.S. Treasuries (including strips)	4.13	9/30/2027	16,412,907
									258,277,284
Credit AG	4.38	4/30/2025	5/1/2025	34,000,000	34,004,137	U.S. Treasuries (including strips)	3.88	8/15/2034	34,684,294
Federal Reserve Bank of NY	4.25	4/30/2025	5/1/2025	7,937,000,000	7,937,937,007	U.S. Treasuries (including strips)	2.25 - 3.00	5/15/2041 - 11/15/2045	7,937,937,060
Ficc ING Fin Mkts Gc (Gov)	4.38	4/30/2025	5/1/2025	951,000,000	951,115,705	U.S. Treasuries (including strips)	1.38 - 4.50	8/31/2026 - 2/15/2033	970,138,028
Ficc ING Fin Mkts Gc (Gov)	4.38	4/30/2025	5/1/2025	114,000,000	114,013,870	Agency Mortgage-Backed Securities	6.50	10/1/2053	116,294,148
Ficc Natwest Gc Repo (Gov)	4.38	4/30/2025	5/1/2025	10,000,000	10,001,217	U.S. Treasuries (including strips)	4.13	11/30/2029	10,201,326
Fixed Income Clearing Corp - BNP	4.37	4/30/2025	5/1/2025	414,000,000	414,050,255	U.S. Treasuries (including strips)	0.00 - 6.25	6/5/2025 - 5/15/2045	422,331,270
Fixed Income Clearing Corp - BNP	4.37	4/30/2025	5/1/2025	724,000,000	724,087,886	U.S. Treasuries (including strips)	1.13 - 4.63	12/31/2025 - 8/15/2052	738,569,673
Fixed Income Clearing Corp - BNYM	4.38	4/30/2025	5/1/2025	6,515,000,000	6,515,792,658	U.S. Treasuries (including strips)	0.13 - 3.50	1/15/2026 - 9/30/2029	6,645,300,000
Fixed Income Clearing Corp - BONY	4.39	4/30/2025	5/1/2025	716,000,000	716,087,312	Agency Mortgage-Backed Securities	2.00 - 6.50	10/1/2040 - 1/1/2055	730,320,000
Fixed Income Clearing Corp - CIBC	4.39	4/30/2025	5/1/2025	569,000,000	569,069,386	U.S. Treasuries (including strips)	4.13 - 4.75	2/28/2027 - 11/15/2053	581,200,879
Fixed Income Clearing Corp - Credit Agricole	4.39	4/30/2025	5/1/2025	2,413,000,000	2,413,294,252	U.S. Treasuries (including strips)	4.38 - 4.63	5/31/2031 - 5/15/2034	2,510,372,361
Fixed Income Clearing Corp - Credit Agricole	4.38	4/30/2025	5/1/2025	631,000,000	631,076,772	U.S. Treasuries (including strips)	4.25 - 4.63	6/30/2029 - 4/30/2031	643,678,414
Fixed Income Clearing Corp - Goldman	4.38	4/30/2025	5/1/2025	909,000,000	909,110,595	Agency Mortgage-Backed Securities	1.50 - 7.50	10/1/2025 - 5/1/2055	927,292,808
Fixed Income Clearing Corp - Goldman	4.37	4/30/2025	5/1/2025	254,000,000	254,030,833	U.S. Treasuries (including strips)	1.38	11/15/2031	259,111,505
Fixed Income Clearing Corp - Goldman	4.37	4/30/2025	5/1/2025	1,504,000,000	1,504,182,569	U.S. Treasuries (including strips)	1.63 - 4.13	11/30/2026 - 2/15/2043	1,534,266,247
Fixed Income Clearing Corp - Goldman	4.37	4/30/2025	5/1/2025	1,504,000,000	1,504,182,569	U.S. Treasuries (including strips)	3.50 - 4.00	6/30/2028 - 2/15/2033	1,534,266,274
Fixed Income Clearing Corp - ING	4.39	4/30/2025	5/1/2025	517,000,000	517,063,045	U.S. Treasuries (including strips)	4.38	11/30/2028	527,920,299
Fixed Income Clearing Corp - Mizuho	4.38	4/30/2025	5/1/2025	625,000,000	625,076,042	Agency Mortgage-Backed Securities	2.00 - 7.50	8/1/2033 - 3/15/2060	634,053,623
						U.S. Treasuries (including strips)	0.00	6/5/2025	3,523,939
									637,577,562
Fixed Income Clearing Corp - Mizuho	4.37	4/30/2025	5/1/2025	305,000,000	305,037,024	U.S. Treasuries (including strips)	1.13 - 4.50	12/15/2026 - 5/15/2048	311,137,783
Fixed Income Clearing Corp - Morgan Stanley	4.38	4/30/2025	5/1/2025	1,533,000,000	1,533,186,515	Agency Mortgage-Backed Securities	1.50 - 8.50	8/1/2025 - 4/1/2055	1,555,824,771
						U.S. Treasuries (including strips)	1.13 - 1.38	9/30/2028 - 11/15/2040	8,025,475
									1,563,850,246
Fixed Income Clearing Corp - Morgan Stanley	4.38	4/30/2025	5/1/2025	1,818,000,000	1,818,221,190	Agency Mortgage-Backed Securities	1.50 - 8.00	3/1/2027 - 5/1/2055	1,850,579,561
						U.S. Treasuries (including strips)	0.00 - 5.00	5/31/2025 - 11/15/2049	4,006,053
									1,854,585,614
Fixed Income Clearing Corp - Morgan Stanley	4.38	4/30/2025	5/1/2025	454,000,000	454,055,237	Agency Mortgage-Backed Securities	2.00 - 6.00	4/20/2046 - 11/20/2054	463,136,246
						U.S. Treasuries (including strips)	0.63	7/31/2026	96
									463,136,342
Fixed Income Clearing Corp - Natixis	4.38	4/30/2025	5/1/2025	724,000,000	724,088,087	U.S. Treasuries (including strips)	3.50 - 4.38	9/30/2029 - 12/31/2029	738,516,678
Fixed Income Clearing Corp - Nomura	4.38	4/30/2025	5/1/2025	776,000,000	776,094,413	U.S. Treasuries (including strips)	0.00 - 4.63	6/3/2025 - 11/15/2033	791,616,356
Fixed Income Clearing Corp - State Street Bank	4.39	4/30/2025	5/1/2025	625,000,000	625,076,215	Agency Mortgage-Backed Securities	2.00 - 6.50	8/1/2032 - 4/1/2055	637,577,740
						U.S. Treasuries (including strips)	4.13	3/31/2029	2,040,034
									639,617,774
Fixed Income Clearing Corp - State Street Bank	4.38	4/30/2025	5/1/2025	4,964,000,000	4,964,603,953	U.S. Treasuries (including strips)	0.38 - 4.38	7/15/2027 - 10/15/2027	5,063,280,102
Goldman Sachs & Co LLC	4.37(g)	3/28/2025	5/28/2025	330,000,000	332,443,558	Agency Mortgage-Backed Securities	2.50 - 6.50	1/15/2030 - 10/15/2057	337,984,829
Goldman Sachs & Co LLC	4.37(g)	3/25/2025	5/27/2025	220,000,000	221,682,450	Agency Mortgage-Backed Securities	2.00 - 6.00	7/1/2028 - 6/15/2057	225,404,377
Goldman Sachs & Co LLC	4.37	4/28/2025	5/5/2025	508,000,000	508,431,659	Agency Mortgage-Backed Securities	4.00 - 7.50	8/20/2042 - 3/20/2055	518,348,697
HSBC Securities, Inc. (U.S.A.)	4.36	4/29/2025	5/6/2025	202,000,000	202,171,251	U.S. Treasuries (including strips)	0.75 - 6.63	6/15/2026 - 5/15/2044	206,089,922
HSBC Securities, Inc. (U.S.A.)	4.56	4/30/2025	5/1/2025	93,000,000	93,011,780	Corporate Debt Securities	0.00 - 10.25	1/15/2026 - 5/17/2066	97,208,722
						Other Instrument (international debt)	0.75 - 1.88	1/24/2030 - 10/8/2030	1,963,237
									99,171,959
ING Financial Markets LLC	4.37	4/29/2025	5/6/2025	20,000,000	20,016,994	U.S. Treasuries (including strips)	3.63	5/15/2053	20,605,070
ING Financial Markets LLC	4.55	4/30/2025	5/1/2025	46,000,000	46,005,814	Equities	N/A		49,686,294
J.P. Morgan Securities, LLC	4.76(g)	4/24/2025	8/22/2025	463,000,000	470,346,267	Private Label Collateralized Mortgage Obligations	0.00 - 7.41	8/12/2030 - 4/25/2070	382,862,392
						Asset-Backed Securities	1.03 - 7.30	1/20/2026 - 8/26/2069	103,737,566
									486,599,958
J.P. Morgan Securities, LLC	4.60(g)	4/28/2025	5/28/2025	925,000,000	928,545,833	Equities	N/A		999,382,952
J.P. Morgan Securities, LLC	4.60(g)	4/14/2025	5/14/2025	459,000,000	460,759,500	Equities	N/A		496,796,815
JP Morgan Securities, LLC	4.38(g)	4/9/2025	5/9/2025	2,816,000,000	2,826,278,400	U.S. Treasuries (including strips)	1.25 - 4.63	6/30/2028 - 4/30/2031	2,879,961,198
Lloyds Bank Corp Mrkts	4.40	4/29/2025	5/2/2025	226,000,000	226,082,867	U.S. Treasuries (including strips)	1.13 - 4.50	3/31/2026 - 8/15/2051	230,576,365
MUFG Securities (Canada), Ltd.	4.32	3/20/2025	5/8/2025	50,000,000	50,294,000	U.S. Treasuries (including strips)	0.00 - 4.75	7/22/2025 - 11/15/2054	51,356,922
MUFG Securities EMEA PLC	4.32	4/8/2025	5/8/2025	304,000,000	305,094,400	U.S. Treasuries (including strips)	1.13 - 2.75	5/15/2025 - 2/29/2028	310,779,279
MUFG Securities EMEA PLC	4.32	4/7/2025	5/5/2025	303,000,000	304,018,080	U.S. Treasuries (including strips)	0.75 - 4.88	1/31/2028 - 2/15/2044	310,450,928
MUFG Securities EMEA PLC	4.38	4/30/2025	5/1/2025	186,000,000	186,022,630	U.S. Treasuries (including strips)	3.88 - 4.00	3/31/2027 - 12/15/2027	189,717,865
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.85	4/30/2025	5/1/2025	9,000,000	9,001,213	Equities	N/A		10,123,523
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.56	4/30/2025	5/1/2025	58,000,000	58,007,347	Equities	N/A		62,647,940
Mizuho Securities U.S.A., Inc.	4.93(g)	3/24/2025	6/23/2025	341,000,000	345,249,523	Corporate Debt Securities	3.13 - 13.00	1/7/2027 - 6/15/2035	120,898,843
						Private Label Collateralized Mortgage Obligations	0.25 - 10.33	1/25/2027 - 11/25/2068	259,642,425
									380,541,268
Mizuho Securities U.S.A., Inc.	4.37	4/30/2025	5/7/2025	76,000,000	76,064,579	U.S. Treasuries (including strips)	3.88	8/15/2033	77,529,452
Morgan Stanley & CO LLC	4.38	4/30/2025	5/1/2025	454,000,000	454,055,237	Agency Mortgage-Backed Securities	0.00 - 7.50	2/20/2027 - 1/15/2060	92,585,991
						U.S. Treasuries (including strips)	0.63 - 4.63	12/31/2027 - 11/15/2048	346,708,859
						Agency Debentures and Agency Strips	0.00	1/15/2030	23,841,535
									463,136,385
NatWest Market Securities Inc	4.37	4/30/2025	5/1/2025	51,000,000	51,006,191	U.S. Treasuries (including strips)	4.25	2/15/2028	52,026,336
NatWest Market Securities Inc	4.32	4/24/2025	5/1/2025	196,000,000	196,164,640	U.S. Treasuries (including strips)	3.50 - 4.13	4/30/2028 - 4/30/2032	200,088,022
NatWest Markets Securities Inc	4.57	4/30/2025	5/1/2025	46,000,000	46,005,839	U.S. Treasuries (including strips)	2.25	3/31/2026	38,454,131
						Agency Debentures and Agency Strips	0.00	1/15/2030	8,471,854
									46,925,985
PNC Bank NA	4.38	4/30/2025	5/1/2025	57,000,000	57,006,935	Agency Mortgage-Backed Securities	2.00	3/1/2036	58,147,074
PNC Bank NA	4.37	4/30/2025	5/1/2025	51,000,000	51,006,191	U.S. Treasuries (including strips)	2.50	2/28/2026	52,026,341
RBC Dominion Securities	4.31	3/20/2025	5/8/2025	397,000,000	399,328,956	U.S. Treasuries (including strips)	0.00 - 4.63	5/22/2025 - 8/15/2054	408,032,305
RBC Financial Group	4.33	4/28/2025	6/30/2025	595,000,000	599,508,613	Agency Mortgage-Backed Securities	2.00 - 2.50	8/1/2050 - 10/1/2051	607,118,990
Royal Bank of Canada	4.68(g)	4/29/2025	7/3/2025	602,000,000	607,086,900	Equities	N/A		650,329,295
SMBC Nikko Securities America, Inc.	4.37	4/28/2025	5/5/2025	101,000,000	101,085,822	U.S. Treasuries (including strips)	0.00 - 6.13	5/15/2025 - 2/15/2055	103,367,892
SMBC Nikko Securities America, Inc.	4.38	4/30/2025	5/1/2025	660,000,000	660,080,300	U.S. Treasuries (including strips)	0.00 - 4.75	6/5/2025 - 2/15/2055	673,287,448
SMBC Nikko Securities America, Inc.	4.38	4/30/2025	5/1/2025	136,000,000	136,016,547	Agency Mortgage-Backed Securities	2.00 - 6.50	3/1/2033 - 4/1/2055	138,735,266
						U.S. Treasuries (including strips)	3.63	5/15/2026	1,622
									138,736,888
Societe Generale	4.37	4/30/2025	5/7/2025	170,000,000	170,144,453	Agency Mortgage-Backed Securities	3.50 - 5.50	10/20/2047 - 4/20/2054	173,421,049
Societe Generale	4.37	4/28/2025	5/5/2025	354,000,000	354,300,802	U.S. Treasuries (including strips)	1.63 - 4.38	2/15/2038 - 5/15/2053	364,560,966
TD Securities (U.S.A.)	4.48	4/30/2025	5/1/2025	139,000,000	139,017,298	Corporate Debt Securities	1.38 - 7.50	10/1/2025 - 10/30/2056	145,969,074
TD Securities (U.S.A.)	4.39	4/30/2025	5/1/2025	283,000,000	283,034,510	Agency Mortgage-Backed Securities	5.00 - 6.00	8/1/2052 - 1/1/2055	288,695,201
TD Securities (U.S.A.)	4.38	4/30/2025	5/1/2025	152,000,000	152,018,493	U.S. Treasuries (including strips)	3.88 - 4.63	10/15/2026 - 4/30/2030	155,058,934
Truist Securities Inc	4.65	4/30/2025	5/1/2025	46,000,000	46,005,942	Corporate Debt Securities	2.20 - 6.40	4/1/2030 - 12/9/2035	8,402,982
						Other Instrument (municipal debt)	2.55 - 8.00	6/1/2025 - 11/15/2053	40,216,583
									48,619,565
US Bancorp Inv	4.58	4/30/2025	5/1/2025	23,000,000	23,002,926	Corporate Debt Securities	2.90 - 9.88	5/15/2025 - 10/23/2055	24,843,218
US Bancorp Inv	4.53	4/30/2025	5/1/2025	35,000,000	35,004,404	Asset-Backed Securities	0.68 - 6.31	9/15/2026 - 6/18/2048	36,755,361
US Bancorp Inv	4.48	4/30/2025	5/1/2025	162,000,000	162,020,160	Corporate Debt Securities	0.70 - 8.88	5/4/2025 - 2/14/2072	170,121,791
US Bancorp Inv	4.37	4/30/2025	5/1/2025	121,000,000	121,014,688	U.S. Treasuries (including strips)	0.50 - 4.88	5/31/2027 - 2/15/2055	123,459,810
Wells Fargo Securities, LLC	4.98(g)	4/25/2025	8/22/2025	93,000,000	94,530,935	Equities	N/A		100,523,384
Wells Fargo Securities, LLC	4.98(g)	4/25/2025	8/22/2025	116,000,000	117,909,554	Corporate Debt Securities	0.88 - 9.03	6/15/2025	123,360,850
Wells Fargo Securities, LLC	4.88(g)	4/23/2025	8/21/2025	139,000,000	141,261,066	Other Instrument (international debt)	0.63 - 4.50	4/14/2026 - 1/21/2028	141,934,486
Wells Fargo Securities, LLC	4.88(g)	4/17/2025	8/15/2025	414,000,000	420,734,400	Equities	N/A		447,968,541
Wells Fargo Securities, LLC	4.88(g)	4/9/2025	8/7/2025	183,000,000	185,976,800	Equities	N/A		198,229,408
Wells Fargo Securities, LLC	4.88(g)	4/2/2025	7/31/2025	182,000,000	184,960,533	Money Market	0.00 - 4.60	6/2/2025 - 10/24/2025	188,196,926
Wells Fargo Securities, LLC	4.98(g)	4/4/2025	5/1/2025	114,000,000	114,425,790	Corporate Debt Securities	N/A		123,580,159
Wells Fargo Securities, LLC	4.53	4/30/2025	5/1/2025	232,000,000	232,029,193	Equities	N/A		250,591,531
Wells Fargo Securities, LLC	4.49	4/30/2025	5/1/2025	116,000,000	116,014,468	Money Market	0.00	5/1/2025 - 8/7/2025	119,494,902
Total Repurchase Agreements				$ 59,731,000,000	59,820,394,968				61,174,679,524

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$11,544,105,000 due 05/01/2025 at 4.38%
BNP Paribas SA	226,934,000
Bank of America NA	408,481,000
Bank of Nova Scotia/The	182,699,000
Bny Mellon Capital Market LLC	281,986,000
BofA Securities Inc	437,639,000
Citigroup Global Capital Markets Inc.	2,151,122,000
HSBC Securities Inc. (U.S.A.)	277,100,000
JPMorgan Securities LLC	1,839,513,000
MUFG Securities (Canada) Ltd.	425,501,000
Nomura Securities International Inc	335,756,000
Rbc Dominion Securities Inc	845,225,000
Royal Bank of Canada	104,769,000
Societe Generale SA	246,293,000
Sumitomo Mitsui Banking Corp	2,235,300,000
Sumitomo Mitsui Banking Corp/New York	1,059,058,000
Wells Fargo Bank NA	453,868,000
Wells Fargo Securities LLC	32,861,000
11,544,105,000
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including repurchase agreements of $74,770,105,000) - See accompanying schedule: Unaffiliated issuers (cost $133,522,040,666)		$133,522,040,666
Cash		534,024,532
Receivable for investments sold		17,208
Receivable for fund shares sold		530,727,792
Interest receivable		124,906,700
Receivable for interfund loans		11,664,000
Prepaid expenses		32,212
Receivable from investment adviser for expense reductions		5,686,839
Other affiliated receivables		1,492
Other receivables		627,898
Total assets		134,729,729,339
Liabilities
Payable for investments purchased	$4,053,602,395
Payable for fund shares redeemed	445,180,157
Distributions payable	58,399,069
Accrued management fee	26,812,326
Other affiliated payables	11,646,104
Other payables and accrued expenses	4,200,028
Total liabilities		4,599,840,079
Net Assets		$130,129,889,260
Net Assets consist of:
Paid in capital		$130,129,705,551
Total accumulated earnings (loss)		183,709
Net Assets		$130,129,889,260

Net Asset Value and Maximum Offering Price
Fidelity Money Market Fund :
Net Asset Value, offering price and redemption price per share ($13,189,232,741 ÷ 13,188,591,184 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($116,940,656,519 ÷ 116,938,189,023 shares)		$1.00
Statement of Operations
Year ended April 30, 2025
Investment Income
Interest (including $1,897,017 from affiliated interfund lending)		$5,826,493,243
Expenses
Management fee	$295,702,813
Transfer agent fees	125,685,613
Accounting fees and expenses	3,206,341
Custodian fees and expenses	737,930
Independent trustees' fees and expenses	297,646
Registration fees	5,484,969
Audit fees	53,777
Legal	54,709
Miscellaneous	247,620
Total expenses before reductions	431,471,418
Expense reductions	(62,121,010)
Total expenses after reductions		369,350,408
Net Investment income (loss)		5,457,142,835
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	26,309
Total net realized gain (loss)		26,309
Net increase in net assets resulting from operations		$5,457,169,144
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,457,142,835	$4,853,835,614
Net realized gain (loss)	26,309	(12,552)
Net increase in net assets resulting from operations	5,457,169,144	4,853,823,062
Distributions to shareholders	(5,457,175,143)	(4,853,788,733)

Share transactions - net increase (decrease)	21,738,003,685	28,949,808,913
Total increase (decrease) in net assets	21,737,997,686	28,949,843,242

Net Assets
Beginning of period	108,391,891,574	79,442,048,332
End of period	$130,129,889,260	$108,391,891,574

Financial Highlights
Fidelity® Money Market Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.045	.050	.029	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.045	.050	.029	- B	- B
Distributions from net investment income	(.045)	(.050)	(.029)	- B	- B
Total distributions	(.045)	(.050)	(.029)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.62%	5.12%	2.94%	.01%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.18%	.25%
Expenses net of all reductions, if any	.42%	.42%	.42%	.18%	.25%
Net investment income (loss)	4.51%	5.01%	3.31%	.01%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$13,189,233	$11,290,926	$8,226,176	$3,683,276	$4,430,334

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Money Market Fund Premium Class

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.046	.051	.030	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.046	.051	.030	- B	- B
Distributions from net investment income	(.046)	(.051)	(.030)	- B	- B
Total distributions	(.046)	(.051)	(.030)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.75%	5.25%	3.07%	.02%	.05%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.17%	.23%
Expenses net of all reductions, if any	.30%	.30%	.30%	.17%	.23%
Net investment income (loss)	4.63%	5.13%	3.43%	.02%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$116,940,657	$97,100,966	$71,215,872	$27,695,104	$35,059,794

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Money Market Fund	$627,898

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$133,522,040,666
The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$183,712
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$5,457,175,143	$ 4,853,788,733

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Fidelity Money Market Fund	19,441,029.16
Premium Class	106,244,584.10
	125,685,613

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Money Market Fund	-A
A Amount represents less than .005%

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Money Market Fund	Lender	22,269,114	4.98%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse Premium Class to the extent annual operating expenses exceeded .30% of the average net assets. This reimbursement will remain in place through August 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Premium Class' expenses by $62,121,010.
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended April 30, 2025	Year ended April 30, 2024
Fidelity Money Market Fund
Distributions to shareholders
Fidelity Money Market Fund	$543,076,507	$493,455,390
Premium Class	4,914,098,636	4,360,333,343
Total	$5,457,175,143	$4,853,788,733
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2025	Year ended April 30, 2024	Year ended April 30, 2025	Year ended April 30, 2024
Fidelity Money Market Fund
Fidelity Money Market Fund
Shares sold	14,795,560,309	13,830,446,646	$14,795,560,309	$13,830,446,646
Reinvestment of distributions	471,109,976	424,140,429	471,109,976	424,140,429
Shares redeemed	(13,368,315,563)	(11,189,861,381)	(13,368,315,563)	(11,189,861,381)
Net increase (decrease)	1,898,354,722	3,064,725,694	$1,898,354,722	$3,064,725,694
Premium Class
Shares sold	117,177,492,850	104,124,570,673	$117,177,492,848	$104,124,570,673
Reinvestment of distributions	4,259,212,488	3,704,453,654	4,259,212,488	3,704,453,654
Shares redeemed	(101,597,056,373)	(81,943,941,098)	(101,597,056,373)	(81,943,941,098)
Net increase (decrease)	19,839,648,965	25,885,083,229	$19,839,648,963	$25,885,083,229
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 12.31% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,386,058,277 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $5,457,175,142 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703534.127
SPM-ANN-0625
Fidelity Flex® Funds

Fidelity Flex® Government Money Market Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Government Money Market Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Repurchase Agreements - 44.8%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.38%, dated 5/1/2025 due 5/2/2025 (b)	3,000,365	3,000,000
ING Financial Markets LLC 4.38%, dated 5/1/2025 due 5/2/2025 (b)	1,000,122	1,000,000
Investments in repurchase agreements in a joint trading account at 4.38%, dated 4/30/2025 due 5/1/2025 (Collateralized by U.S. Government Obligations)#	7,358,895	7,358,000
Repurchase Agreements*	56,791,746	56,720,000
TOTAL REPURCHASE AGREEMENTS (Cost $68,078,000)		68,078,000

U.S. Government Agency - Debt - 42.6%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.38% 1/13/2026 (d)(e)	4.38	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.4% 4/28/2026 (d)(e)	4.40	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.405% 7/23/2025 (d)(e)	4.41	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.415% 11/25/2025 (d)(e)	4.42	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.415% 2/13/2026 (d)(e)	4.42	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.42% 9/30/2025 (d)(e)	4.42	1,000,000	999,959
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.43% 11/17/2025 (d)(e)	4.43	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.43% 12/17/2025 (d)(e)	4.43	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.43% 5/28/2026 (d)(e)	4.43	1,000,000	1,000,001
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.435% 10/9/2025 (d)(e)	4.43	1,000,000	1,000,228
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.435% 4/1/2027 (d)(e)	4.44	1,000,000	999,904
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 10/21/2025 (d)(e)	4.44	500,000	499,977
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 2/10/2026 (d)(e)	4.44	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.44% 3/4/2026 (d)(e)	4.44	500,000	499,980
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.445% 4/8/2027 (d)(e)	4.45	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 1/23/2026 (d)(e)	4.45	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 2/2/2026 (d)(e)	4.45	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.45% 9/22/2025 (d)(e)	4.45	500,000	500,064
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.46% 6/18/2026 (d)(e)	4.46	250,000	250,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.475% 7/8/2026 (d)(e)	4.48	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.48% 6/20/2025 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.485% 10/6/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.49% 2/20/2026 (d)(e)	4.49	500,000	500,173
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.495% 2/10/2027 (d)(e)	4.50	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.5% 10/23/2026 (d)(e)	4.50	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.505% 1/8/2027 (d)(e)	4.51	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.51% 12/15/2025 (d)(e)	4.51	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 11/28/2025 (d)(e)	4.51	171,000	171,072
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.515% 9/15/2025 (d)(e)	4.51	101,000	101,027
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.52% 7/21/2025 (d)(e)	4.52	33,000	33,007
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.52% 7/7/2025 (d)(e)	4.52	250,000	250,010
Federal Home Loan Bank 4.33% 4/14/2026	4.33	1,000,000	1,000,000
Federal Home Loan Bank 4.35% 3/6/2026	4.35	1,000,000	1,000,000
Federal Home Loan Bank 4.37% 2/6/2026	4.37	1,000,000	1,000,000
Federal Home Loan Bank 4.395% 2/6/2026	4.40	1,000,000	1,000,000
Federal Home Loan Bank 4.4% 3/17/2026	4.40	1,000,000	1,000,000
Federal Home Loan Bank 4.44% 2/9/2026	4.44	1,000,000	1,000,000
Federal Home Loan Bank Discount Notes 0% 5/14/2025	4.30	1,000,000	998,454
Federal Home Loan Bank Discount Notes 0% 5/15/2025	4.30	2,000,000	1,996,671
Federal Home Loan Bank Discount Notes 0% 5/2/2025	4.37	1,000,000	999,881
Federal Home Loan Bank Discount Notes 0% 5/21/2025	4.26	1,000,000	997,639
Federal Home Loan Bank Discount Notes 0% 5/28/2025	4.27	1,000,000	996,816
Federal Home Loan Bank Discount Notes 0% 5/30/2025	4.26	1,000,000	996,584
Federal Home Loan Bank Discount Notes 0% 5/7/2025	4.28	979,000	978,307
Federal Home Loan Bank Discount Notes 0% 6/10/2025	4.31	550,000	547,397
Federal Home Loan Bank Discount Notes 0% 6/13/2025	4.27	1,000,000	994,926
Federal Home Loan Bank Discount Notes 0% 6/18/2025	4.27	1,000,000	994,347
Federal Home Loan Bank Discount Notes 0% 6/20/2025	4.27	1,000,000	994,111
Federal Home Loan Bank Discount Notes 0% 6/4/2025	4.29	1,000,000	995,972
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/14/2025 (d)(e)	4.36	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.36% 5/22/2025 (d)(e)	4.36	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.365% 5/5/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 5/22/2025 (d)(e)	4.37	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.37% 8/21/2025 (d)(e)	4.37	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 10/3/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.375% 7/3/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 10/22/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 10/8/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 11/4/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 12/16/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.38% 6/9/2025 (d)(e)	4.38	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.385% 11/24/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.39% 10/21/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.4% 5/23/2025 (d)(e)	4.40	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.4% 8/5/2025 (d)(e)	4.40	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.405% 2/5/2026 (d)(e)	4.41	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.41% 8/8/2025 (d)(e)	4.41	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.43% 11/28/2025 (d)(e)	4.43	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.435% 4/5/2027 (d)(e)	4.43	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.445% 7/16/2025 (d)(e)	4.44	1,000,000	1,000,050
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.45% 5/13/2026 (d)(e)	4.45	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.47% 7/17/2025 (d)(e)	4.47	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 2/5/2027 (d)(e)	4.49	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.49% 5/9/2025 (d)(e)	4.49	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.495% 11/12/2025 (d)(e)	4.50	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.51% 12/8/2025 (d)(e)	4.51	550,000	550,230
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.51% 5/12/2025 (d)(e)	4.51	250,000	250,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 11/14/2025 (d)(e)	4.51	125,000	125,048
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.515% 8/22/2025 (d)(e)	4.51	500,000	500,034
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.52% 7/25/2025 (d)(e)	4.52	40,000	40,009
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.55% 12/18/2026 (d)(e)	4.55	500,000	500,000
Freddie Mac U.S. SOFR Index + 0.09%, 4.45% 1/26/2026 (d)(e)	4.45	1,000,000	1,000,202
Freddie Mac U.S. SOFR Index + 0.11%, 4.47% 5/7/2026 (d)(e)	4.47	1,000,000	1,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 4.475% 4/2/2026 (d)(e)	4.48	500,000	500,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.5% 10/16/2026 (d)(e)	4.50	500,000	500,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $64,762,080)			64,762,080

U.S. Treasury Obligations - 11.8%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/1/2025	4.26	1,000,000	1,000,000
US Treasury Bills 0% 5/13/2025	4.25	500,000	499,302
US Treasury Bills 0% 5/22/2025	4.29	3,000,000	2,992,536
US Treasury Bills 0% 5/27/2025	4.27	1,000,000	996,934
US Treasury Bills 0% 5/6/2025	4.25	1,600,000	1,599,068
US Treasury Bills 0% 6/10/2025	4.28	1,000,000	995,306
US Treasury Bills 0% 6/17/2025	4.29	300,000	298,343
US Treasury Bills 0% 6/26/2025	4.26	1,000,000	993,513
US Treasury Bills 0% 6/5/2025	4.26	700,000	697,114
US Treasury Bills 0% 7/24/2025	4.27	900,000	891,128
US Treasury Bills 0% 7/29/2025	4.26	1,000,000	989,617
US Treasury Bills 0% 7/3/2025	4.25	1,000,000	992,641
US Treasury Notes 0.25% 5/31/2025	4.59	1,000,000	996,470
US Treasury Notes 0.25% 6/30/2025	4.33	1,000,000	993,330
US Treasury Notes 0.5% 2/28/2026	4.13	1,000,000	970,746
US Treasury Notes 4.25% 1/31/2026	4.28	1,000,000	999,753
US Treasury Notes 4.625% 6/30/2025	4.37	1,000,000	1,000,413
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,906,214)			17,906,214

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $150,746,294)	150,746,294
NET OTHER ASSETS (LIABILITIES) - 0.8%	1,200,244
NET ASSETS - 100.0%	151,946,538

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.41	4/30/2025	5/1/2025	1,000,000	1,000,123	Agency Mortgage-Backed Securities	2.50 - 5.50	9/1/2047 - 9/1/2054	1,020,125
ABN AMRO Bank NV	4.39	4/30/2025	5/1/2025	1,000,000	1,000,122	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 11/15/2034	1,020,191
BMO Chicago Branch	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	Agency Mortgage-Backed Securities	7.00	3/20/2055	1,020,125
BNP Paribas, SA	4.36(f)	4/7/2025	5/7/2025	1,000,000	1,003,633	U.S. Treasuries (including strips)	1.25 - 4.38	5/31/2028 - 2/15/2045	1,022,990
Barclays Bank PLC	4.33	4/22/2025	5/8/2025	1,000,000	1,001,924	Agency Mortgage-Backed Securities	3.00	5/20/2052	1,021,105
Barclays Bank PLC	4.39	4/30/2025	5/1/2025	1,000,000	1,000,122	Agency Mortgage-Backed Securities	3.00	5/20/2052	1,020,125
Barclays Bank PLC	4.37	4/30/2025	5/1/2025	720,000	720,087	U.S. Treasuries (including strips)	0.88 - 4.25	9/30/2026 - 11/15/2042	734,494
BofA Securities, Inc.	4.42(f)	4/1/2025	8/1/2025	500,000	507,490	Agency Mortgage-Backed Securities	3.00 - 4.50	1/1/2048 - 3/1/2050	511,872
BofA Securities, Inc.	4.43(f)	2/3/2025	5/5/2025	1,000,000	1,011,198	Agency Mortgage-Backed Securities	2.50 - 5.50	12/1/2049 - 7/1/2053	1,030,866
Canadian Imperial Bank of Commerce	4.37	3/20/2025	5/8/2025	1,000,000	1,005,948	Agency Mortgage-Backed Securities	1.59 - 7.00	11/1/2031 - 5/1/2055	868,369
						Agency Collateralized Mortgage Obligation	0.00 - 7.00	12/20/2049 - 12/20/2070	140,308
						Agency Debentures and Agency Strips	2.05 - 7.00	11/1/2028 - 4/1/2055	20,523
									1,029,200
Citigroup Global Capital Markets, Inc.	4.44(f)	4/25/2025	6/26/2025	500,000	503,824	Agency Mortgage-Backed Securities	5.00 - 6.00	11/1/2054	510,801
Citigroup Global Capital Markets, Inc.	4.44(f)	4/9/2025	6/10/2025	1,000,000	1,007,646	Agency Mortgage-Backed Securities	4.51 - 4.86	4/1/2032	1,020,634
						U.S. Treasuries (including strips)	3.75	12/31/2028	2,131
									1,022,765
Credit AG	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	U.S. Treasuries (including strips)	3.75	4/15/2028	1,020,204
Ficc ING Fin Mkts Gc (Gov)	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	U.S. Treasuries (including strips)	4.13	11/30/2031	1,020,174
Ficc ING Fin Mkts Gc (Gov)	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	Agency Mortgage-Backed Securities	6.50	1/1/2054	1,020,124
Ficc Natwest Gc Repo (Gov)	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	U.S. Treasuries (including strips)	4.13	11/30/2029	1,020,174
Fixed Income Clearing Corp - BNYM	4.38	4/30/2025	5/1/2025	8,000,000	8,000,973	U.S. Treasuries (including strips)	0.13	1/15/2030	8,160,048
Fixed Income Clearing Corp - BONY	4.39	4/30/2025	5/1/2025	1,000,000	1,000,122	Agency Mortgage-Backed Securities	2.00 - 6.00	8/1/2050 - 11/1/2053	1,020,000
Fixed Income Clearing Corp - CIBC	4.39	4/30/2025	5/1/2025	1,000,000	1,000,122	U.S. Treasuries (including strips)	4.38	5/15/2034	1,020,576
Fixed Income Clearing Corp - Credit Agricole	4.39	4/30/2025	5/1/2025	3,000,000	3,000,366	U.S. Treasuries (including strips)	4.00	1/31/2029	3,091,045
Fixed Income Clearing Corp - Credit Agricole	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	U.S. Treasuries (including strips)	3.25	5/15/2042	1,021,343
Fixed Income Clearing Corp - Goldman	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	Agency Mortgage-Backed Securities	4.50	10/1/2048	1,020,125
Fixed Income Clearing Corp - Goldman	4.37	4/30/2025	5/1/2025	2,000,000	2,000,243	U.S. Treasuries (including strips)	1.25 - 4.38	11/15/2027 - 5/15/2050	2,040,277
Fixed Income Clearing Corp - ING	4.39	4/30/2025	5/1/2025	1,000,000	1,000,122	U.S. Treasuries (including strips)	4.38	12/15/2026	1,021,098
Fixed Income Clearing Corp - Mizuho	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	Agency Mortgage-Backed Securities	2.00 - 6.00	3/1/2029 - 4/1/2055	1,020,124
Fixed Income Clearing Corp - Morgan Stanley	4.38	4/30/2025	5/1/2025	2,000,000	2,000,243	Agency Mortgage-Backed Securities	5.50 - 6.00	11/1/2054 - 5/1/2055	1,031,397
						U.S. Treasuries (including strips)	3.88	12/31/2027	1,008,851
									2,040,248
Fixed Income Clearing Corp - Morgan Stanley	4.38	4/30/2025	5/1/2025	2,000,000	2,000,243	Agency Mortgage-Backed Securities	2.00 - 7.50	8/1/2051 - 6/1/2062	2,040,249
Fixed Income Clearing Corp - Morgan Stanley	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	Agency Mortgage-Backed Securities	2.00 - 9.00	5/15/2025 - 3/20/2055	1,020,124
Fixed Income Clearing Corp - Natixis	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	U.S. Treasuries (including strips)	4.25	11/15/2034	1,020,874
Fixed Income Clearing Corp - Nomura	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	U.S. Treasuries (including strips)	0.00 - 4.13	6/30/2025 - 2/15/2034	1,020,186
Fixed Income Clearing Corp - State Street Bank	4.39	4/30/2025	5/1/2025	1,000,000	1,000,122	Agency Mortgage-Backed Securities	2.00 - 6.00	10/1/2049 - 8/1/2054	1,329,489
Fixed Income Clearing Corp - State Street Bank	4.38	4/30/2025	5/1/2025	6,000,000	6,000,730	U.S. Treasuries (including strips)	4.25	2/15/2028	6,120,061
Goldman Sachs & Co LLC	4.37(f)	3/28/2025	5/28/2025	1,000,000	1,007,405	Agency Mortgage-Backed Securities	3.64	8/15/2057	1,024,197
ING Financial Markets LLC	4.37	3/20/2025	5/8/2025	1,000,000	1,005,948	Agency Mortgage-Backed Securities	5.50	7/20/2053	1,025,201
JP Morgan Securities, LLC	4.38(f)	4/9/2025	5/9/2025	1,000,000	1,003,650	U.S. Treasuries (including strips)	3.50 - 6.13	11/15/2027 - 5/31/2030	1,022,718
MUFG Securities EMEA PLC	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	U.S. Treasuries (including strips)	4.00	12/15/2027	1,020,004
Morgan Stanley & CO LLC	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	Agency Mortgage-Backed Securities	2.50 - 7.50	6/15/2026 - 3/15/2063	1,020,016
						U.S. Treasuries (including strips)	5.38	2/15/2031	109
									1,020,125
PNC Bank NA	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	Agency Mortgage-Backed Securities	2.00	3/1/2036	1,020,124
TD Securities (U.S.A.)	4.39	4/30/2025	5/1/2025	1,000,000	1,000,122	Agency Mortgage-Backed Securities	6.00	3/1/2055	1,020,125
TD Securities (U.S.A.)	4.38	4/30/2025	5/1/2025	1,000,000	1,000,122	U.S. Treasuries (including strips)	2.50	3/31/2027	1,020,135
Wells Fargo Securities, LLC	4.36	3/14/2025	5/14/2025	1,000,000	1,007,388	Agency Collateralized Mortgage Obligation	2.40 - 4.58	8/25/2027 - 3/25/2036	1,035,988
Total Repurchase Agreements				$ 56,720,000	56,791,746				58,259,819

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$7,358,000 due 05/01/2025 at 4.38%
BNP Paribas SA	264,000
Bank of America NA	476,000
Bny Mellon Capital Market LLC	329,000
BofA Securities Inc	339,000
Citigroup Global Capital Markets Inc.	264,000
HSBC Securities Inc. (U.S.A.)	139,000
JPMorgan Securities LLC	1,190,000
MUFG Securities (Canada) Ltd.	496,000
Nomura Securities International Inc	264,000
Rbc Dominion Securities Inc	463,000
Sumitomo Mitsui Banking Corp	2,605,000
Wells Fargo Bank NA	529,000
7,358,000
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value (including repurchase agreements of $68,078,000) - See accompanying schedule: Unaffiliated issuers (cost $150,746,294)		$150,746,294
Cash		1,000,652
Receivable for fund shares sold		13,063,078
Interest receivable		399,653
Total assets		165,209,677
Liabilities
Payable for investments purchased	$4,000,000
Payable for fund shares redeemed	9,075,246
Distributions payable	187,893
Total liabilities		13,263,139
Net Assets		$151,946,538
Net Assets consist of:
Paid in capital		$151,957,395
Total accumulated earnings (loss)		(10,857)
Net Assets		$151,946,538
Net Asset Value, offering price and redemption price per share ($151,946,538 ÷ 151,949,138 shares)		$1.00
Statement of Operations
Year ended April 30, 2025
Investment Income
Interest		$6,992,187
Expenses
Independent trustees' fees and expenses	$364
Total expenses		364
Net Investment income (loss)		6,991,823
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,809
Total net realized gain (loss)		8,809
Net increase in net assets resulting from operations		$7,000,632
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,991,823	$6,179,662
Net realized gain (loss)	8,809	33
Net increase in net assets resulting from operations	7,000,632	6,179,695
Distributions to shareholders	(7,003,203)	(6,188,823)

Share transactions
Proceeds from sales of shares	6,427,842,115	5,108,978,900
Reinvestment of distributions	4,669,314	4,117,371
Cost of shares redeemed	(6,417,747,960)	(5,076,089,731)

Net increase (decrease) in net assets and shares resulting from share transactions	14,763,469	37,006,540
Total increase (decrease) in net assets	14,760,898	36,997,412

Net Assets
Beginning of period	137,185,640	100,188,228
End of period	$151,946,538	$137,185,640

Other Information
Shares
Sold	6,427,838,064	5,108,978,900
Issued in reinvestment of distributions	4,669,314	4,117,371
Redeemed	(6,417,747,960)	(5,076,089,731)
Net increase (decrease)	14,759,418	37,006,540

Financial Highlights
Fidelity Flex® Government Money Market Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.049	.054	.031	.001	.002
Net realized and unrealized gain (loss)	- B	- B	- B	- B	(.001)
Total from investment operations	.049	.054	.031	.001	.001
Distributions from net investment income	(.049)	(.054)	(.031)	(.001)	(.001)
Total distributions	(.049)	(.054)	(.031)	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.01%	5.49%	3.17%	.10%	.15%
Ratios to Average Net Assets A,D,E
Expenses before reductions	-% F	.12%	-% F	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	4.86%	5.36%	3.15%	.10%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$151,947	$137,186	$100,188	$116,405	$98,979

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$150,746,294

The tax character of distributions paid was as follows:

	April 30, 2025	April 30,2024
Ordinary Income	$7,003,203	$ 6,188,823

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Flex Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Government Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 63.69% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,317,860 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $7,003,203 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881599.108
ZGY-ANN-0625
Fidelity® Series Treasury Bill Index Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Treasury Bill Index Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $6,488,484)	4.33	6,487,187	6,488,484

U.S. Treasury Obligations - 99.7%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 10/16/2025	4.13	83,700,000	82,116,085
US Treasury Bills 0% 10/2/2025	4.15	142,780,000	140,280,623
US Treasury Bills 0% 10/23/2025	4.13	83,700,000	82,056,225
US Treasury Bills 0% 10/30/2025	4.12	142,780,000	139,867,407
US Treasury Bills 0% 10/9/2025	4.12	83,700,000	82,177,808
US Treasury Bills 0% 8/12/2025	4.23	73,860,000	72,973,664
US Treasury Bills 0% 8/14/2025	4.21 to 4.23	88,620,000	87,539,768
US Treasury Bills 0% 8/19/2025	4.24	73,860,000	72,913,821
US Treasury Bills 0% 8/21/2025	4.18 to 4.23	86,160,000	85,039,772
US Treasury Bills 0% 8/26/2025	4.24	73,860,000	72,855,741
US Treasury Bills 0% 8/28/2025	4.17 to 4.22	82,640,000	81,504,616
US Treasury Bills 0% 8/5/2025	4.22	73,860,000	73,036,707
US Treasury Bills 0% 8/7/2025	4.22 to 4.23	145,240,000	143,586,639
US Treasury Bills 0% 9/11/2025	4.17	82,740,000	81,481,281
US Treasury Bills 0% 9/18/2025	4.16 to 4.17	82,820,000	81,500,689
US Treasury Bills 0% 9/25/2025	4.15 to 4.17	82,740,000	81,358,511
US Treasury Bills 0% 9/4/2025	4.16 to 4.19	138,900,000	136,886,154
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,597,279,185)			1,597,175,511

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,603,767,669)	1,603,663,995
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,309,973)
NET ASSETS - 100.0%	1,602,354,022

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	177,106	368,645,084	362,339,508	285,259	5,802	-	6,488,484	6,487,187	0.0%
Total	177,106	368,645,084	362,339,508	285,259	5,802	-	6,488,484

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	1,597,175,511	-	1,597,175,511	-

Money Market Funds	6,488,484	6,488,484	-	-
Total Investments in Securities:	1,603,663,995	6,488,484	1,597,175,511	-
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,597,279,185)	$1,597,175,511
Fidelity Central Funds (cost $6,488,484)	6,488,484

Total Investment in Securities (cost $1,603,767,669)		$1,603,663,995
Receivable for investments sold		820,089,085
Receivable for fund shares sold		25,645,325
Distributions receivable from Fidelity Central Funds		32,881
Total assets		2,449,431,286
Liabilities
Payable for investments purchased	$846,565,337
Payable for fund shares redeemed	507,413
Other payables and accrued expenses	4,514
Total liabilities		847,077,264
Net Assets		$1,602,354,022
Net Assets consist of:
Paid in capital		$1,610,146,694
Total accumulated earnings (loss)		(7,792,672)
Net Assets		$1,602,354,022
Net Asset Value, offering price and redemption price per share ($1,602,354,022 ÷ 161,093,273 shares)		$9.95
Statement of Operations
Year ended April 30, 2025
Investment Income
Interest		$67,302,893
Income from Fidelity Central Funds		285,259
Total income		67,588,152
Expenses
Custodian fees and expenses	$14,118
Independent trustees' fees and expenses	3,597
Total expenses		17,715
Net Investment income (loss)		67,570,437
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,715,672
Fidelity Central Funds	5,802
Total net realized gain (loss)		1,721,474
Change in net unrealized appreciation (depreciation) on investment securities		187,541
Net gain (loss)		1,909,015
Net increase (decrease) in net assets resulting from operations		$69,479,452
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,570,437	$71,448,763
Net realized gain (loss)	1,721,474	(1,452,621)
Change in net unrealized appreciation (depreciation)	187,541	119,067
Net increase (decrease) in net assets resulting from operations	69,479,452	70,115,209
Distributions to shareholders	(67,569,580)	(71,450,036)

Share transactions
Proceeds from sales of shares	488,980,156	466,329,602
Reinvestment of distributions	67,512,314	71,441,609
Cost of shares redeemed	(288,799,551)	(501,809,639)

Net increase (decrease) in net assets resulting from share transactions	267,692,919	35,961,572
Total increase (decrease) in net assets	269,602,791	34,626,745

Net Assets
Beginning of period	1,332,751,231	1,298,124,486
End of period	$1,602,354,022	$1,332,751,231

Other Information
Shares
Sold	48,820,799	46,926,077
Issued in reinvestment of distributions	6,789,921	7,190,848
Redeemed	(28,695,336)	(50,513,721)
Net increase (decrease)	26,915,384	3,603,204

Financial Highlights
Fidelity® Series Treasury Bill Index Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.94	$9.99	$10.00	$10.03
Income from Investment Operations
Net investment income (loss) A,B	.472	.529	.327	.010	.011
Net realized and unrealized gain (loss)	.023	(.010)	(.054)	(.005)	.002
Total from investment operations	.495	.519	.273	.005	.013
Distributions from net investment income	(.475)	(.529)	(.323)	(.014)	(.012)
Distributions from net realized gain	-	-	-	(.001)	(.031)
Total distributions	(.475)	(.529)	(.323)	(.015)	(.043)
Net asset value, end of period	$9.95	$9.93	$9.94	$9.99	$10.00
Total Return C	5.09%	5.35%	2.78%	.05%	.13%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	4.76%	5.32%	3.28%	.10%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,602,354	$1,332,751	$1,298,124	$1,379,010	$3,446,278
Portfolio turnover rate G	0%	0%	0%	0%	0%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Series Treasury Bill Index Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15
Gross unrealized depreciation	(103,689)
Net unrealized appreciation (depreciation)	$(103,674)
Tax Cost	$1,603,767,669

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(7,536,311)
Net unrealized appreciation (depreciation) on securities and other investments	$(103,674)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(7,536,311)

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$67,569,580	$ 71,450,036

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and the Shareholders of Fidelity Series Treasury Bill Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Treasury Bill Index Fund (the "Fund"), a fund of Fidelity Hereford Street Trust including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.64% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $67,569,580 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891219.106
XSB-ANN-0625
Fidelity® Treasury Only Money Market Fund

Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Treasury Only Money Market Fund
Schedule of Investments April 30, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 104.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 5/1/2025	4.23 to 4.44	648,091,700	648,091,700
US Treasury Bills 0% 5/13/2025	4.25 to 4.30	550,625,100	549,848,885
US Treasury Bills 0% 5/15/2025	4.26 to 4.27	660,000,000	658,912,574
US Treasury Bills 0% 5/20/2025	4.24 to 4.27	336,000,000	335,252,786
US Treasury Bills 0% 5/22/2025	4.27 to 4.41	828,895,700	826,843,731
US Treasury Bills 0% 5/27/2025	4.26 to 4.27	223,000,000	222,321,996
US Treasury Bills 0% 5/29/2025	4.24 to 4.29	686,000,000	683,754,384
US Treasury Bills 0% 5/6/2025	4.24 to 4.25	323,599,900	323,410,620
US Treasury Bills 0% 5/8/2025	4.22 to 4.30	715,189,500	714,602,019
US Treasury Bills 0% 6/10/2025	4.26 to 4.27	575,000,000	572,308,111
US Treasury Bills 0% 6/12/2025	4.25	425,000,000	422,909,625
US Treasury Bills 0% 6/17/2025	4.26 to 4.29	415,000,000	412,707,901
US Treasury Bills 0% 6/20/2025	4.25	503,000,000	500,067,476
US Treasury Bills 0% 6/24/2025	4.25 to 4.27	890,000,000	884,361,148
US Treasury Bills 0% 6/26/2025	4.23 to 4.26	458,000,000	455,016,662
US Treasury Bills 0% 6/3/2025	4.25 to 4.27	325,000,000	323,744,854
US Treasury Bills 0% 6/5/2025	4.25 to 4.26	275,000,000	273,873,360
US Treasury Bills 0% 7/1/2025	4.26	55,000,000	54,608,583
US Treasury Bills 0% 7/10/2025	4.22	225,000,000	223,173,437
US Treasury Bills 0% 7/15/2025	4.23 to 4.25	150,000,000	148,694,292
US Treasury Bills 0% 7/17/2025	4.23 to 4.28	250,000,000	247,744,675
US Treasury Bills 0% 7/22/2025	4.25	110,000,000	108,948,919
US Treasury Bills 0% 7/24/2025	4.27	50,000,000	49,507,025
US Treasury Bills 0% 7/29/2025	4.25 to 4.27	487,000,000	481,945,233
US Treasury Bills 0% 7/3/2025	4.23 to 4.25	534,000,000	530,075,421
US Treasury Bills 0% 7/31/2025	4.25	425,507,000	420,989,534
US Treasury Bills 0% 7/8/2025	4.24	175,000,000	173,618,278
US Treasury Bills 0% 9/18/2025	4.19	237,000,000	233,220,817
US Treasury Notes 0.25% 6/30/2025	4.33	25,000,000	24,833,752
US Treasury Notes 2.125% 5/15/2025	4.35 to 4.43	68,000,000	67,941,649
US Treasury Notes 2.75% 5/15/2025	4.35 to 4.44	19,000,000	18,988,032
US Treasury Notes 3 month U.S. Treasury Bill + 0.101%, 4.3686% 1/31/2027 (c)(d)	4.37	363,300,000	363,292,525
US Treasury Notes 3 month U.S. Treasury Bill + 0.136%, 4.4306% 4/30/2027 (c)(d)	4.43	150,000,000	150,000,000
US Treasury Notes 3 month U.S. Treasury Bill + 0.15%, 4.4206% 4/30/2026 (c)(d)	4.42	278,000,000	278,034,599
US Treasury Notes 3 month U.S. Treasury Bill + 0.182%, 4.4526% 7/31/2026 (c)(d)	4.45 to 4.46	219,000,000	218,964,461
US Treasury Notes 3 month U.S. Treasury Bill + 0.205%, 4.4756% 10/31/2026 (c)(d)	4.47	140,000,000	140,113,558
US Treasury Notes 3 month U.S. Treasury Bill + 0.245%, 4.5156% 1/31/2026 (c)(d)	4.51 to 4.52	270,000,000	270,199,699
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,012,922,321)			13,012,922,321

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $13,012,922,321)	13,012,922,321
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(518,508,646)
NET ASSETS - 100.0%	12,494,413,675

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of April 30, 2025
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,012,922,321)		$13,012,922,321
Cash		175,617,142
Receivable for fund shares sold		73,081,469
Interest receivable		1,103,620
Total assets		13,262,724,552
Liabilities
Payable for investments purchased	$644,879,159
Payable for fund shares redeemed	113,056,720
Distributions payable	6,188,200
Accrued management fee	4,186,798
Total liabilities		768,310,877
Net Assets		$12,494,413,675
Net Assets consist of:
Paid in capital		$12,494,426,734
Total accumulated earnings (loss)		(13,059)
Net Assets		$12,494,413,675

Net Asset Value and Maximum Offering Price
Fidelity Treasury Only Money Market Fund :
Net Asset Value, offering price and redemption price per share ($8,924,873,332 ÷ 8,924,069,782 shares)		$1.00
Class OUS :
Net Asset Value, offering price and redemption price per share ($3,569,540,343 ÷ 3,569,577,817 shares)		$1.00
Statement of Operations
Year ended April 30, 2025
Investment Income
Interest		$362,163,065
Expenses
Management fee	$31,716,273
Independent trustees' fees and expenses	17,425
Total expenses		31,733,698
Net Investment income (loss)		330,429,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	28,139
Total net realized gain (loss)		28,139
Net increase in net assets resulting from operations		$330,457,506
Statement of Changes in Net Assets

	Year ended April 30, 2025	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$330,429,367	$215,169,668
Net realized gain (loss)	28,139	(50,602)
Net increase in net assets resulting from operations	330,457,506	215,119,066
Distributions to shareholders	(330,427,793)	(215,165,730)

Share transactions - net increase (decrease)	7,144,926,329	1,202,539,632
Total increase (decrease) in net assets	7,144,956,042	1,202,492,968

Net Assets
Beginning of period	5,349,457,633	4,146,964,665
End of period	$12,494,413,675	$5,349,457,633

Financial Highlights
Fidelity® Treasury Only Money Market Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.044	.049	.026	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.044	.049	.026	- B	- B
Distributions from net investment income	(.044)	(.049)	(.026)	- B	- B
Distributions from net realized gain	-	-	-	- B	-
Total distributions	(.044)	(.049)	(.026)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.54%	4.96%	2.62%	.01%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.11%	.15%
Expenses net of all reductions, if any	.42%	.42%	.42%	.11%	.15%
Net investment income (loss)	4.38%	4.87%	2.60%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$8,924,873	$5,349,458	$4,146,965	$3,400,039	$3,804,296

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® Treasury Only Money Market Fund Class OUS

Years ended April 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss) B	.010
Net realized and unrealized gain (loss) C	-
Total from investment operations	.010
Distributions from net investment income	(.010)
Total distributions	(.010)
Net asset value, end of period	$1.00
Total Return D	1.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37% G
Expenses net of fee waivers, if any	.37 % G
Expenses net of all reductions, if any	.37% G
Net investment income (loss)	3.95% G
Supplemental Data
Net assets, end of period (000 omitted)	$3,569,540

AFor the period January 28, 2025 (commencement of sale of shares) through April 30, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements

For the period ended April 30, 2025

1. Organization.
Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Treasury Only Money Market Fund and Class OUS shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class OUS shares are offered only to certain Stock Plan Services accounts. Class OUS commenced sale of shares on January 28, 2025.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$13,012,922,321

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$15,729
Capital loss carryforward	$(26,945)
Net unrealized appreciation (depreciation) on securities and other investments	$-

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(26,945)
Long-term	-
Total capital loss carryforward	$(26,945)

The tax character of distributions paid was as follows:

	April 30, 2025	April 30, 2024
Ordinary Income	$330,427,793	$215,165,730

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Treasury Only Money Market Fund	.42%
Class OUS	.37%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended April 30, 2025	Year ended April 30, 2024
Fidelity Treasury Only Money Market Fund
Distributions to shareholders
Fidelity Treasury Only Money Market Fund	$300,176,978	$215,165,730
Class OUSA	30,250,815	-
Total	$330,427,793	$215,165,730

A Distributions for Class OUS are for the period January 28, 2025 (commencement of sale of shares) through April 30, 2025.
5. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2025	Year ended April 30, 2024	Year ended April 30, 2025	Year ended April 30, 2024
Fidelity Treasury Only Money Market Fund
Shares sold	13,609,202,132	6,230,312,742	$13,609,202,132	$6,230,312,742
Reinvestment of distributions	245,802,648	181,586,697	245,802,648	181,586,697
Shares redeemed	(10,279,656,266)	(5,209,359,807)	(10,279,656,268)	(5,209,359,807)
Net increase (decrease)	3,575,348,514	1,202,539,632	$3,575,348,512	$1,202,539,632
Class OUSA
Shares sold	6,481,405,963	-	$6,481,405,963	$-
Reinvestment of distributions	29,235,778	-	29,235,778	-
Shares redeemed	(2,941,063,924)	-	(2,941,063,924)	-
Net increase (decrease)	3,569,577,817	-	$3,569,577,817	$-

A Share transactions for Class OUS are for the period January 28, 2025 (commencement of sale of shares) through April 30, 2025.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Treasury Only Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Treasury Only Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 97.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $278,043,089 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $330,427,794 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Treasury Only Money Market Fund
At its November 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Amended Contract) for the fund to add the management fee rate for Class OUS of the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its September 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its November 2024 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to Class OUS of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Amended Contract, the Board considered the proposed class-level management fee rate of Class OUS of the fund out of which FMR will pay all operating expenses of the fund, with certain limited exceptions, and the projected total expense ratio of Class OUS. The Board noted that the proposed class-level management fee rate for Class OUS of the fund is above the median fee rate of funds with similar Morningstar classifications, but that the majority of such competitor funds do not have a management fee that covers expenses for services beyond portfolio management. The Board also considered that the estimated total net expense ratio of Class OUS of the fund is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board noted that although Class OUS will be categorized by Lipper as institutional load, Class OUS has no investment minimum, unlike the majority of other funds and classes categorized as institutional load.
The Board noted that the difference in management fee rates between classes of the fund is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Based on its review, the Board concluded that the proposed management fee and projected total expense ratio of Class OUS of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for Class OUS was fair and reasonable, and that the fund's Amended Contract should be approved through September 30, 2025.

1.703531.127
TMM-ANN-0625

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025